As filed with the Securities and Exchange Commission on April 28, 1997
                                             Registration No. 33-76660
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 4 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933

                             ----------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                             (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                              --------------------

                            RONALD J. BOCAGE, ESQ.
                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                              GARY O. COHEN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                              --------------------

It is proposed that this filing become effective(check appropriate box)

 / /immediately upon filing pursuant to paragraph (b) of Rule 485
 --
 /X/on May 1, 1997 pursuant to paragraph (b) of Rule 485
 --
 / /60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / /on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

  / /this post-effective amendment designates a new effective date for a
   -
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1996 pursuant to Rule 24f-2 on February 26, 1997.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------

1, 2                             Cover, The Account and The Series
                                 Fund or Funds, JHVLICO and John
                                 Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Fund or
                                 Funds, State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO
                                 Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and The
                                 Series Fund or Funds

11, 12                           Summary, The Account and The Series
                                 Fund or Funds, Distribution of
                                 Policies

13                               Charges and expenses,Appendix-
                                 Illustration of Death Benefits,
                                 Account Values, Surrender Values and
                                 Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Fund or
                                 Funds


17                               Summary, Policy Provisions
                                 and Benefits

18                               The Account and The Series Fund or
                                 Funds, Tax Considerations

19                               Reports

20                               Changes that JHVLICO
                                 Can Make

21, 22                           Policy Provisions and Benefits

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Fund or
                                 Funds,Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Account Values,
                                 Surrender Values and
                                 Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Fund or
                                 Funds, Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Account Values,
                                 Surrender Values and
                                 Accumulated Premiums

47                               Not Applicable

48,49,50                         Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Fund or
                                 Funds, Changes that JHVLICO Can Make

53,54,55                         Not Applicable

56,57,58,59                      Not Applicable

                                          John Hancock Variable Life
                                              Insurance Company
                                                              (JHVLICO)
[ART APPEARS HERE]

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                            John Hancock Place
                          Boston, Massachusetts 02117

                      JOHN HANCOCK SERVICING OFFICE:

                               P.O. Box 111

                       Boston, Massachusetts 02117

                  TELEPHONE 1-800-REAL LIFE (1-800-732-5543):
                               FAX 617-572-5410

                          PROSPECTUS MAY 1, 1997

  The flexible premium variable life policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by up to ten of the variable subaccounts of John Hancock Variable Life Account U (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and up to nine of the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I, a "series type" mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock") or of M Fund, Inc., a "series type" mutual fund advised by M Financial Investment Advisers, Inc. (collectively, the "Funds"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the Portfolios of Variable Series Trust I: Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond and Equity Index and in the Portfolios of M Fund Inc.: Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity. (The Enhanced U.S. Equity Portfolio is not currently available to Owners, but it is expected to be made available sometime in the future.) Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS FOR THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
SUMMARY...................................................................    1
JHVLICO and JOHN HANCOCK..................................................    7
THE ACCOUNT AND THE SERIES FUNDS..........................................    7
THE FIXED ACCOUNT.........................................................   10
POLICY PROVISIONS AND BENEFITS............................................   11
  Requirements for Issuance of Policy.....................................   11
  Premiums................................................................   11
  Account Value and Surrender Value.......................................   13
  Death Benefits..........................................................   15
  Transfers Among Subaccounts.............................................   16
  Loan Provisions and Indebtedness........................................   17
  Default.................................................................   18
  Exchange Privilege......................................................   19
CHARGES AND EXPENSES......................................................   19
  Charges Deducted from Premiums..........................................   19
  Sales Charges...........................................................   20
  Administrative Surrender Charge.........................................   22
  Reduced Charges for Eligible Groups.....................................   22
  Charges Deducted from Account Value or Assets...........................   22
  Guarantee of Premiums and Certain Charges...............................   24
DISTRIBUTION OF POLICIES..................................................   24
TAX CONSIDERATIONS........................................................   25
  Policy Proceeds.........................................................   25
  Charge for JHVLICO's Taxes..............................................   26
  Corporate and H.R. 10 Plans.............................................   27
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO......................   27
REPORTS...................................................................   27
VOTING PRIVILEGES.........................................................   28
CHANGES THAT JHVLICO CAN MAKE.............................................   28
STATE REGULATION..........................................................   29
LEGAL MATTERS.............................................................   29
REGISTRATION STATEMENT....................................................   29
EXPERTS...................................................................   29
FINANCIAL STATEMENTS......................................................   30
APPENDIX--OTHER POLICY PROVISIONS.........................................   60
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES
 AND ACCUMULATED PREMIUMS.................................................   62

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                      INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:

                                                                        PAGE
                                                                     -----------
      Account.......................................................           7
      Account Value.................................................           1
      Age...........................................................          61
      Base Policy Target Premium....................................          19
      DAC Tax.......................................................          19
      Death Benefit.................................................          14
      Fixed Account.................................................          10
      Fund.......................................................... Front Cover
      Guaranteed Death Benefit......................................          12
      Guaranteed Death Benefit Grace Period.........................          12
      Guaranteed Death Benefit Premium..............................          12
      Servicing Office.............................................. Front Cover
      Indebtedness..................................................          17
      Investment Rule...............................................          13
      Loan Assets...................................................          18
      Minimum First Premium.........................................          11
      Modal Processing Date.........................................          12
      Planned Premium...............................................          12
      Policy Grace Period...........................................          12
      Portfolio..................................................... Front Cover
      Subaccount.................................................... Front Cover
      Sum Insured...................................................           4
      Surrender Value...............................................          13
      Target Premium................................................           2
      Valuation Date................................................          10
      Valuation Period..............................................          10
      Variable Subaccounts..........................................          10
      7-Pay Premium Limit...........................................          13

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus are flexible premium policies. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit life insurance in providing lifetime protection against economic loss resulting from the death of the insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows: A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for taxes and, from certain premiums, sales expenses. JHVLICO then places the rest of the premium into as many as ten Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Funds. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insured and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit may be either level or variable as elected by the Owner. The level death benefit provides a death benefit that generally remains fixed in amount and an Account Value that varies daily. Two versions of the level death benefit are available. The variable death benefit provides for a death benefit and Account Value that may vary daily. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while the insured is living. The Surrender Value is the Account Value less the sum of any Administrative Surrender Charge, any Contingent Deferred Sales Charge and any Indebtedness. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Sum Insured at issue is $100,000. All persons insured must be between ages 20 and 75 years at issue and meet certain health and other criteria called "underwriting standards." An insured may be eligible for the "preferred" class, which has the lowest insurance charges. The smoking status of the insured is generally reflected in the insurance charges made. Policies issued in certain jurisdictions or in connection with certain employee plans will not directly reflect the sex of the insured in either the premium rates or the charges and values under the Policy.

  The Owner of a Policy issued on a standard or preferred underwriting basis may be eligible for the Guaranteed Death Benefit feature if he or she satisfies certain other underwriting standards relating to health and occupation. This provision is applicable at no additional cost only in the first five Policy years and cannot be extended. Under this provision, the Policy will be guaranteed not to lapse during the first five Policy years, regardless of adverse investment performance, if the Owner pays the Guaranteed Death Benefit Premiums on a cumulative basis over that period.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible and the Owner may choose the amount and frequency of premium payments.

  The minimum amount of premium required at the time of Policy issue is three months of Guaranteed Death Benefit Premium. One year's Guaranteed Death Benefit Premium equals the "Target Premium" of a Policy. Unless the Guaranteed Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  The Target Premium is equal to the annual Guaranteed Death Benefit Premium. The Target Premium is the sum of Base Policy Target Premium, an amount set forth in the Policy at issue, plus any rider premium.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT U?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts each of which corresponds to one of the Portfolios of the Funds. The assets of each variable Subaccount within the Account is invested in a corresponding Portfolio of the Funds. The Portfolios of the Funds which are currently available are Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond, Equity Index, Edinburgh Overseas Equity, Turner Core Growth and Frontier Capital Appreciation. The Enhanced U.S. Equity Portfolio is expected to be made available sometime in the future.

  John Hancock Variable Series Trust I pays John Hancock a fee for providing investment management services to each of its Portfolios. The Fund also pays for certain non-advisory Fund expenses. The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1996 non-advisory expenses that would have been allocated to the Fund under the allocation rules currently in effect.

                                         Other   Total Fund
                           Investment     Fund   Operating   Other Fund Expenses
       Portfolio         Management Fee Expenses  Expenses  Absent Reimbursement*
       ---------         -------------- -------- ---------- ---------------------
Managed.................     0.34%       0.03%     0.37%             N/A
Growth & Income.........     0.25%       0.03%     0.28%             N/A
Equity Index............     0.20%       0.25%     0.45%            1.61%
Large Cap Value.........     0.75%       0.25%     1.00%            1.89%
Large Cap Growth........     0.40%       0.05%     0.45%             N/A
Mid Cap Value...........     0.80%       0.25%     1.05%            2.15%
Mid Cap Growth..........     0.85%       0.25%     1.10%            2.34%
Special Opportunities...     0.75%       0.12%     0.87%             N/A
Real Estate Equity......     0.60%       0.11%     0.71%             N/A
Small Cap Value.........     0.80%       0.25%     1.05%            2.06%
Small Cap Growth........     0.75%       0.25%     1.00%            1.55%
International Balanced..     0.85%       0.25%     1.10%            1.44%
International Equities..     0.60%       0.18%     0.78%             N/A
International
 Opportunities..........     1.00%       0.25%     1.25%            2.76%
Short-Term U.S.
 Government.............     0.30%       0.25%     0.55%            0.79%
Sovereign Bond..........     0.25%       0.06%     0.31%             N/A
Strategic Bond..........     0.75%       0.25%     1.00%            1.57%
Money Market............     0.25%       0.07%     0.32%             N/A

--------

* John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

  M Fund, Inc., pays M Financial Investment Advisers, Inc., ("M Financial") a fee for providing investment management services to each of its Portfolios. M Fund, Inc., also pays for certain non-advisory Fund expenses. The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1996 non-advisory expenses that would have been allocated to the Fund under the allocation rules currently in effect.

                                         Other   Total Fund
                           Investment     Fund   Operating   Other Fund Expenses
       Portfolio         Management Fee Expenses  Expenses  Absent Reimbursement*
       ---------         -------------- -------- ---------- ---------------------
Edinburgh Overseas
 Equity.................     1.05%       0.25%     1.30%            6.29%
Turner Core Growth**....     0.45%       0.25%     0.70%            8.06%
Frontier Capital
 Appreciation**.........     0.90%       0.25%     1.15%            7.29%
Enhanced U.S. Equity....     0.55%       0.25%     0.80%           11.90%

--------

* M Financial reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

** Figures do not reflect interest expense, which is 0.08% for the Turner Core
   Growth Portfolio and 0.05% for the Frontier Capital Appreciation Portfolio.






  For a full description of the Funds, see the Prospectuses for the Funds attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge Deduction from Premium. A charge deducted from premium payments equal to no more than 4% of the Target Premium received in any Policy year. JHVLICO currently intends to waive this deduction from premiums received after the first 10 Policy years.

  Contingent Deferred Sales Charge. A charge deducted from Account Value if the Policy lapses or is surrendered during the first 12 Policy years. The amount of the charge depends upon the Policy year in which lapse or surrender occurs. The charge will never be higher than 26% of Base Policy Target Premiums paid to date. The total charges for sales expenses over the lesser of 20 years or the life expectancy of the insured will not exceed 9% of the Target Premium payments under the Policy, assuming all Target Premiums are paid.

  Administrative Surrender Charge. A charge deducted from Account Value if the Policy lapses or is surrendered in the first 9 Policy years. The amount of the charge depends upon the Policy year in which lapse or surrender occurs and the Policy's Sum Insured at that time. The maximum charge is $5 per $1,000 of current Sum Insured.

  Issue Charge. A charge deducted monthly from Account Value at the rate of $20 per month for the first 12 Policy months.

  Maintenance Charge. A charge deducted monthly from Account Value in an amount equal to no more than $8 (currently $6) for all Policy years.

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of the insured and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value. JHVLICO currently intends to reduce this charge beginning the tenth Policy year.

  Charge for Mortality and Expense Risks. A charge deducted daily from the variable Subaccounts at a maximum effective annual rate of .90% (currently
 .60%) of the assets of each variable Subaccount.

  Charge for Extra Mortality Risks. An additional charge, depending upon the age of the insured and the degree of additional mortality risk, required if the insured does not qualify for the standard or preferred underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider. Any such additional charge is deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 deducted from Account Value at the time of withdrawal.

  See "Charges and Expenses", for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes".

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to one or more of its Subaccounts on the date of issue of the Policy. The initial net premium is the gross premium less the sales charge deducted from certain premium payments and less the charges deducted from all premiums for state premium taxes and the Federal DAC Tax charge. These charges also apply to subsequent premium payments. Net premiums derived from payments received after the issue date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any one but not more than ten of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts.

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies". Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  Three death benefit options are available at the time of application for a Policy.

  Option 1: Level Death Benefit. A level death benefit equal to the Sum Insured or, if greater, the Account Value multiplied by the applicable Corridor Factor.

  Option 2: Variable Death Benefit. A variable death benefit equal to the Sum Insured plus any Account Value, or, if greater, the Account Value multiplied by the applicable Corridor Factor.

  Option 3: Level Death Benefit With Greater Funding. A level death benefit equal to the Sum Insured, or, if greater, the Account Value multiplied by the applicable Death Benefit Factor. It differs from the level death benefit option described above in that a greater amount of premium payments can generally be made by the Owner.

  Under each of the Options, an alternative death benefit is computed that is equal to the Account Value multiplied by a Corridor Factor or a Death Benefit Factor to increase the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits"; "Definition of Life Insurance" and "Tax Considerations".

  Under the Guaranteed Death Benefit provision, the Policy is guaranteed not to lapse during the first 5 Policy years, provided that, on each Modal Processing Date, the amount of cumulative premiums paid, minus any withdrawals, is at least equal to the cumulative amount of Guaranteed Death Benefit Premiums due to date. This provision applies only if the insured is in the preferred or standard underwriting risk class and satisfies certain other underwriting standards relating to health and occupation.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  After the first Policy year the Owner may obtain a Policy loan. Assuming no Indebtedness (see below), the maximum amount of any loan in Policy years two and three is 75% of that portion of the Surrender Value attributable to variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments; thereafter the maximum is 90% of that portion of Surrender Value attributable to variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5.0% in the first 20 Policy years and 4.50% thereafter. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Funds.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                           JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all states other than New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                       THE ACCOUNT AND THE SERIES FUNDS

THE ACCOUNT

  The Account, a separate account established under Massachusetts law, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Funds, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUNDS

  Each Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. Each Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectuses for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

  Growth & Income Portfolio. The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and long-term.

  Large Cap Growth Portfolio. The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

  Sovereign Bond Portfolio. The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation.

  Money Market Portfolio. The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money market instruments.

  Managed Portfolio. The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

  Real Estate Equity Portfolio. The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

  International Equities Portfolio. The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

  Special Opportunities Portfolio. The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

  Short-Term U.S. Government Portfolio. The investment objective of this Portfolio is to provide a high level of current income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

  Equity Index Portfolio: The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

  Large Cap Value Portfolio: The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investment in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

  Mid Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing largely in common stocks of medium capitalization companies.

  Mid Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

  Small Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

  Small Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

  Strategic Bond Portfolio: The investment objective of this Portfolio is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity, from a portfolio of domestic and international fixed income securities.

  International Opportunities Portfolio: The investment objective of this Portfolio is to provide capital appreciation through investment in common stocks of primarily well-established, non-United States companies.

  International Balanced Portfolio: The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

  John Hancock acts as the investment manager for the Portfolios described above, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc., with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Growth & Income, Large Cap Growth, Managed, Real Estate Equity and Short-Term U.S. Government Portfolios. Another indirectly owned subsidiary, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, and its subsidiary, John Hancock Advisers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the International Portfolio, and John Hancock Advisers, Inc. does likewise with respect to the Sovereign Bond, Small Cap Growth and Special Opportunities Portfolios.

  T. Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02100 , is sub-investment adviser to the Equity Index Portfolio. INVESCO Management and Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Edinburgh Overseas Equity Portfolio. The investment objective of this Portfolio is to provide long-term capital appreciation with reasonable investment risk through active management and investment in common stock and common stock equivalents of foreign issuers. Current income, if any, is incidental.

  Turner Core Growth Portfolio. The investment objective of this Portfolio is to seek long-term capital appreciation through a diversified portfolio of common stocks that show strong earnings potential with reasonable market prices.

  Frontier Capital Appreciation Portfolio. The investment objective of this Portfolio is to seek maximum capital appreciation through investment in common stock of companies of all sizes, with emphasis on stocks of small- to medium-capitalization companies. Importance is placed on growth and price appreciation, rather than income.

  Enhanced U.S. Equity Portfolio. The investment objective of this Portfolio is to provide above market total return through investment in common stock of companies perceived to provide a return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

  M Financial Investment Advisers, Inc., acts as the investment manager for the three Portfolios described above. Edinburgh Fund Managers PLC, provides sub-investment advise to the Edinburgh Overseas Equity Portfolio; Turner Investment Partners, Inc. provides sub-investment advise to the Turner Core Growth Portfolio; Frontier Capital Management Company, Inc., provides sub-investment advice to the Frontier Capital Appreciation Portfolio; and Franklin Portfolio Associates Trust provides sub-investment advice to the Enhanced U.S. Equity Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios of the Fund which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of each Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectuses and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Consequently, if an Owner pays the Required Premiums, allocates all net premiums only to the Fixed Account, and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit will be determinable and guaranteed. Transfers from the Fixed Account are subject to certain limitations (see "Transfers Among Subaccounts"), and charges will vary somewhat for Account Value allocated to the Fixed Account. See "Charges Deducted From Account Value".

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Sum Insured at issue of $100,000. At the time of issue, the insured must be age 20 through 75. All persons insured must meet certain health and other criteria called "underwriting standards". The smoking status of each insured is reflected in the insurance charges made.

  Policies issued in certain jurisdictions or in connection with certain employee plans will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. The illustrations set forth in this Prospectus are sex-distinct and, therefore, do not reflect the sex-neutral rates, charges, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment meets the requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of the insured at issue, the Policy's Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be in full force and effect. See "Death Benefits". There is no grace period for the payment of the Minimum First Premium. The minimum amount of premium required at the time of Policy issue is three months of Guaranteed Death Benefit Premium. However, an automatic check writing program ("premiumatic") may be available to an Owner interested in making monthly premium payments and, if utilized by an Owner, only one month of Guaranteed Death Benefit Premium need be paid to satisfy the minimum amount.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a Policy grace period, unless the Guaranteed Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. The estimated charges will equal three times the monthly Policy charges then due. See "Default".

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen at the frequency chosen, whether quarterly, monthly, semi-annually or annually. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance". The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. If the payment of a given premium will cause the Account Value to increase to such an extent that an increase in death benefit is necessary to satisfy Federal tax law requirements, JHVLICO has the right to not accept the excess portion of that premium payment, or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to prevent the Policy from lapsing. Also, if an Owner has elected to use the "guideline premium and cash value corridor" test for Federal income tax purposes, JHVLICO will not accept the portion of any premium that exceeds the maximum amount prescribed under that test.

  Guaranteed Death Benefit Premiums. A Guaranteed Death Benefit feature may apply during the first five Policy years. See "Death Benefits". The Guaranteed Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of the insured at issue, the Sum Insured at issue and any additional benefits selected. This premium will equal 1/12th of the Target Premium for Owners electing a monthly premium payment mode; 1/4 of the Target Premium for Owners electing the quarterly mode; 1/2 of the Target Premium for owners electing the semi-annual mode; and the Target Premium for Owners electing the annual mode. The due date for each premium is referred to as the Modal processing date. To keep the Guaranteed Death Benefit in effect, the amount of actual premiums paid minus any withdrawals must at each Modal processing date be at least equal to the Guaranteed Death Benefit Premiums due to date. If this test is not satisfied on any Modal processing date, JHVLICO will notify the Owner of the shortfall immediately and a Guaranteed Death Benefit grace period will commence as of that anniversary. The Guaranteed Death Benefit grace period will end on the second monthly processing date after the determination of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the Guaranteed Death Benefit grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the Guaranteed Death Benefit grace period, the Guaranteed Death Benefit feature will permanently lapse with no possibility of restoration. The Guaranteed Death Benefit is only available if the insured's underwriting class is standard or preferred and the insured meets certain other underwriting standards relating to health and occupation.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for a Planned Premium other than the Guaranteed Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual, quarterly or monthly basis. An automatic check-writing program ("premiumatic") may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the state premium tax charge, any sales charge, and the Federal DAC Tax charge. See "Charges and Expenses". The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to as many as ten of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

    (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

    (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

    (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or reinstatement or other material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations". If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact. When it identifies such an excess premium, JHVLICO sends the Owner immediate notice and refunds the excess premium if it has not received notice of the acknowledgement by the time the premium payment check has had a reasonable time to clear the banking system, but in no case longer than two weeks.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each

Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value and by any partial withdrawal, increased or decreased by the investment experience of the Subaccounts and increased by net premiums received. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less the sum of any Administrative Surrender Charge, any Contingent Deferred Sales Charge, and any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while the insured is living and the Policy is not in a Policy grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request and the surrendered Policy.

  A portion of the Contingent Deferred Sales Charge, equal to 20% of premiums paid in the second Policy year up to one Base Policy Target Premium, will be waived in calculating the second Policy year's Surrender Value.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time provided that the Policy is not in a Policy grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Servicing Office.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  The effect of a withdrawal, including its associated charge, upon the death benefit depends upon the death benefit option in effect.

  Option 1. Level Death Benefit. Any withdrawal will first be deducted from Account Value until the Account Value, multiplied by the appropriate Corridor Factor, is no higher than the Sum Insured. Thereafter, both the Sum Insured and the Account Value will be reduced by the remaining amount of the withdrawal. If the Account Value multiplied by the appropriate Corridor Factor does not exceed the Sum Insured at the time of the withdrawal, the withdrawal will reduce both the Sum Insured and the Account Value.

  Option 2. Variable Death Benefit. Any withdrawal will be deducted from Account Value and will not affect the Sum Insured. Nonetheless, because Account Value will be reduced, the death benefit under this option also will be reduced.

  Option 3. Level Death Benefit with Greater Funding. Any withdrawal will first be deducted from Account Value until the Account Value, multiplied by the appropriate Death Benefit Factor, is no higher than the Sum Insured. Thereafter, both the Sum Insured and the Account Value will be reduced by any remaining amount of the withdrawal. If the Account Value multiplied by the appropriate Death Benefit Factor does not exceed the Sum Insured at the time of the withdrawal, the withdrawal will reduce both the Sum Insured and the Account Value.

  A surrender or withdrawal may have significant tax consequences. See "Tax Considerations".

  JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's Sum Insured to fall below $100,000.

DEATH BENEFITS

  The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the insured dies during a Policy grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Sum Insured and the death benefit option selected by the Owner. At the time of application for a Policy, the Owner must select from among three death benefit options. After issue of the Policy the Owner may change the selection from Option 1 to Option 2 or vice versa, subject to such evidence of insurability as JHVLICO may require. The three options are:

  Option 1: Level Death Benefit: Under this option, the death benefit will equal the Sum Insured, unless the Account Value multiplied by the Corridor Factor produces a higher death benefit. The Corridor Factor depends upon the attained age of the insured. The Corridor Factor decreases slightly (or remains the same at older and younger ages) from year to year as the attained age of the insured increases. A complete list of Corridor Factors is set forth in the Policy. The Policy will be subject under this option to the "guideline premium and cash value corridor" test as defined by Internal Revenue Code ("Code") Section 7702. This option will offer the best opportunity for the Account Value under a Policy to increase without increasing the death benefit as quickly as it might under the other options. When the Account Value multiplied by the Corridor Factor exceeds the Sum Insured, the death benefit will increase whenever there is an increase in the Account Value and will decrease whenever there is a decrease in the Account Value, but never below the Sum Insured.

  Option 2: Variable Death Benefit: Under this option, the death benefit will equal the Sum Insured plus any Account Value, unless the Account Value multiplied by the Corridor Factor produces a higher death benefit. The Corridor Factor depends upon the then attained age of the insured. The Corridor Factor decreases slightly (or remains the same at older and younger ages) from year to year as the attained age of the insured increases. A complete list of Corridor Factors is set forth in the Policy. Under this option the Policy will be subject to the "guideline premium and cash value corridor" test as defined by Code Section 7702. This option will offer the best opportunity for the Owner who would like to have an increasing death benefit as early as possible. The death benefit will increase whenever there is an increase in the Account Value and will decrease whenever there is a decrease in the Account Value, but never below the Sum Insured.

  Option 3: Level Death Benefit With Greater Funding: Under this option, the death benefit will equal the Sum Insured, unless the Account Value, multiplied by the Death Benefit Factor, gives a higher death benefit. The Death Benefit Factor depends upon the sex, smoking status and then attained age of the insured. The Death Benefit Factor decreases slightly from year to year as the attained age of the insured increases. A complete list of Death Benefit Factors is set forth in the Policy. Under this option, the death benefit will be subject to the

"cash value accumulation" test as defined by Code Section 7702. This option will offer the best opportunity for the Owner who is looking for an increasing death benefit in later Policy years and/or would like to fund the policy at the "7-pay" limit for the full 7 years. When the Account Value multiplied by the Death Benefit Factor exceeds the Sum Insured, the death benefit will increase whenever there is an increase in the Account Value and will decrease whenever there is a decrease in the Account Value, but never below the Sum Insured.

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current Federal tax law can be used to determine if a Policy complies with the definition of life insurance in Section 7702 of the Code.

  The "guideline premium and cash value corridor" test limits the amount of premiums payable under a Policy to a certain amount for an insured of a particular age and sex. The test also applies a prescribed "Corridor Factor" to determine a minimum ratio of death benefit to Account Value.

  The "cash value accumulation test" also limits the amount of premiums payable under a Policy to a prescribed amount, using a minimum ratio of death benefit to Account Value, but employs as a standard a "net single premium" computed in compliance with the Code. If the Account Value under a Policy is at any time greater than the net single premium at the insured's age and sex for the proposed death benefit, the death benefit will be increased automatically by multiplying the Account Value by a "Death Benefit Factor" computed in compliance with the Code.

  Guaranteed Death Benefit. During the first 5 Policy years the Policy is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Modal Processing Date minus any withdrawals is at least equal to the sum of the cumulative Guaranteed Death Benefit Premiums due to date and (2) the insured is in the standard or preferred underwriting class and satisfies certain other underwriting standards relating to health and occupation. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed and the Policy may lapse if the Account Value falls to a low level.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers among Subaccounts may be made while the Policy is in a grace period.

  If the Owner requests a reallocation which would result in amounts being held in more than ten Subaccounts, such reallocation will not be effective and a revised reallocation may be chosen in order that amounts will be reallocated to no more than ten Subaccounts.

  Dollar Cost Averaging. A scheduled monthly transfer option is available to Owners seeking to take advantage of "dollar cost averaging". This option provides for the automatic transfer on a monthly basis of a dollar amount chosen by the Owner from the Money Market Subaccount to any of the other variable Subaccounts.

  Eligibility for this option is limited to an Owner who has $2,500 or more in the Money Market Subaccount on the day the transfer is scheduled to begin. Scheduled transfers may be made to any one or more but not more than nine of any other variable Subaccounts but the amount to be transferred monthly to any Subaccount must be $100 or more.

  Once the election is received in form satisfactory to JHVLICO at its Servicing Office, transfers will begin on the second monthly processing date following its receipt. To make an election or if you have any questions with respect to this provision, call 1-800-732-5543.

  Once elected, the scheduled monthly transfer option will remain in effect until the receipt of written notice from the Owner by JHVLICO at its Servicing Office of cancellation of the option or receipt of notice of the death of the insured, whichever first occurs.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or by sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provision. Loans may be made at any time a Loan Value is available after the first Policy year. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone.

Assuming no outstanding Indebtedness, in Policy years two and three the Loan Value will be 75% of that portion of the Surrender Value attributable to the variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments and, in later Policy years, 90% of that portion of the Surrender Value attributable to variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5.0% in the first 20 Policy years, and 4.50% thereafter.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness". A loan will not be permitted unless it is at least $300. The Owner may repay all or a portion of any Indebtedness while the insured is living and the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called "Loan Assets". Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3,000 of which $1,000 was borrowed from the Fixed Account, then upon a repayment of $1,500, $500 would be allocated to the Fixed Account and the remaining $1,000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and, thereafter, .5% less than the loan interest rate. This rate will usually be different than the net return for the Subaccounts. Since the Loan Account and the remaining portion of the Account Value will generally have different rates of investment return, the Account Value, the Surrender Value, and any death benefit above the Sum Insured are permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds the Surrender Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, unless a repayment of the excess Indebtedness is made within that period.

  If a Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations".

DEFAULT

  Grace Period, Default and Lapse. Unless the 5 Year Guaranteed Death Benefit is in force, at the beginning of each Policy month JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a Policy grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the Policy grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  Lapse can have significant tax consequences. See "Tax Considerations--Policy Proceeds". If the Guaranteed Death Benefit has been in effect and lapses at the end of a Guaranteed Death Benefit grace period

(as described in "Premiums--Guaranteed Death Benefit Premiums"), the usual default, Policy grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the Policy month in which the lapse of the Guaranteed Death Benefit occurs.

  The insurance under the Policy continues in full force during any grace period but, if the insured dies during the Policy grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period. If in the Policy grace period, the notice will specify the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the Policy grace period. If in the Guaranteed Death Benefit grace period, the notice will specify the amount which must be paid to continue the Guaranteed Death Benefit feature in force.

  Reinstatement. A lapsed Policy may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the applicable grace period. A reinstatement of the Policy may be treated as a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations".

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                           -------------------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                             CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to part of the sales charges (see "Sales Charges" below), the following charges are deducted from premiums:

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. The 2.35% rate is the average state premium tax rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax". JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGES

  Charges are made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies".

  From Premiums. Part of the sales charge is deducted from premiums received. The amount is 4% of the premiums received in any Policy year that do not exceed that year's total Target Premium. The Target Premium is established at issue and is the sum of Base Policy Target Premium and any rider premium. The Base Policy Target Premium is set forth in the Policy. Target Premiums will vary based on the issue age, sex, smoking status and underwriting class of the insured. JHVLICO currently intends to make this deduction only in the first 10 Policy years, but this is not contractually guaranteed and the right is reserved to continue deductions over a longer period. Because the Policies were first offered for sale in 1994, no Policies have yet been outstanding for more than 10 years.

  JHVLICO will waive a portion of the sales charge (it is currently waiving a portion equal to 2% of all premiums from which sales charges are deducted) otherwise to be deducted from premiums under a Policy with a current Sum Insured of $250,000 or higher. The continuation of this waiver is not contractually guaranteed and the waiver may be withdrawn or modified by JHVLICO in the future.

  No sales charge is deducted from a premium payment received in excess of one Target Premium in any Policy year.

  Contingent Deferred Sales Charge. The remainder of the sales charge will be deducted only if the Policy is surrendered or stays in default past its grace period. This second part is the Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge, however, will not be deducted for a Policy that lapses or is surrendered on or after the Policy's twelfth anniversary, and it will be reduced for a Policy that lapses or is surrendered between the end of the seventh Policy year and the end of the twelfth Policy year.

  The Contingent Deferred Sales Charge is computed as a percentage of Base Policy Target Premiums paid in accordance with the following schedule:

                                                             Maximum Contingent
       For Surrenders or Lapses Effective During:          Deferred Sales Charge
       ------------------------------------------          ---------------------
       Policy Year 1                                26% of premiums received in Policy
                                                     Year 1 up to 1 Base Policy Target
                                                     Premium*
       Policy Year 2                                26% of premiums received in Policy
                                                     Years 1 and 2 up to 1 Base Policy
                                                     Target Premium in each year
       Policy Years 3-7                             26% of premiums received in Policy
                                                     Years 1, 2 and 3 up to to 1 Base
                                                     Policy Target Premium in each year
       Policy Year 8                                83.33% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 9                                66.67% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 10                               50% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 11                               33.33% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 12                               16.67% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 13 and later                     0

--------
  *The amount of the Contingent Deferred Sales Charge is calculated on the basis of the Base Policy Target Premium for the age of the insured at the time of issue of the Policy.

  The Contingent Deferred Sales Charge reaches its maximum at the end of the third Policy year, stays level through the seventh Policy year, and is reduced by an equal amount at the beginning of each Policy year thereafter until it reaches zero in Policy year 13. At issue ages higher than age 54, the maximum is reached at an earlier Policy year, and may be reduced to zero over a shorter number of years.

  Effect of Premium Payment Pattern. An Owner may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first Policy year or paying more than one Target Premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten Target Premiums of $1,000 each would pay total premium sales charges of $400 and be subject to a maximum Contingent Deferred Sales Charge of $780 if he paid $1,000 in each of the first ten Policy years, but would pay only a $200 premium sales charge and $520 Contingent Deferred Sales Charge if he paid $2,000 (i.e., two times the Target Premium amount) in every other Policy year up to the tenth Policy year. However, delaying the payment of Target Premiums to later Policy years could increase the risk that the Account Value will be insufficient to pay monthly Policy charges as they come due and that, as a result, the Policy will lapse and eventually terminate. See "Default". Conversely, accelerating the payment of Target Premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit".

ADMINISTRATIVE SURRENDER CHARGE

  A charge is made if the Policy is surrendered or lapses in the first nine Policy years to recover administrative expenses relating to the Policy which would not otherwise be recouped. The maximum charge in Policy years 1 through 7 is $5 per $1,000 of current Sum Insured, in Policy year 8 is $4 per $1,000 of current Sum Insured and in Policy year 9 is $3 per $1,000 of current Sum Insured.

  This charge is made to compensate JHVLICO for expenses incurred in connection with the underwriting, issuance and maintenance of the Policy which may not be recovered upon the early surrender or lapse of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charges, Administrative Surrender Charge and Issue Charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct monthly from Account Value an Issue Charge equal to $20 per month for the first 12 Policy months to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Maintenance charge. JHVLICO will deduct from the Account Value a monthly charge not to exceed $8 for all Policy years. The current monthly charge is $6.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of the insured and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value. The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of the insured and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables set forth in the Policy.

  A reduction in the insurance charge may be made to a Policy beginning on the first day of the first month in the tenth Policy year. This reduction is not guaranteed but it is JHVLICO's present intention to effect this reduction in the tenth and following Policy years as long as the Policy is in force.

  The amount of the reduction will depend upon the length of time the Policy has been in force. In the tenth Policy year the monthly insurance charge will be reduced by an amount equal to a percentage of the then Account Value. This percentage will begin at an effective annual rate of .20% in the tenth Policy year and increase annually by .01% through and including the thirtieth Policy year. Thereafter the percentage reduction each year the Policy remains in force will be at an effective annual rate of .40%.

  For example, it is expected that the reduction percentage in Policy year 11 would be at an effective annual rate of .21%, in Policy year 20 would be .30% and in Policy year 30 would be .40%.

  JHVLICO reserves the right to modify or discontinue this reduction. Because the Policies were first offered for sale in 1994, no reductions have yet been made.

  Lower current insurance rates are offered at most ages for insureds who are eligible for the preferred underwriting class of the Policy.

  JHVLICO also charges lower current insurance rates under a Policy with a current Sum Insured of $250,000 or higher, but these lower rates are not contractually guaranteed and may be withdrawn at some future date.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .90% of the value of the assets of each variable Subaccount attributable to the Policy. The current charge is at an effective annual rate of .60%. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard or preferred underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the age of the insured and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value. Alternatively, the charge may take the form of an additional insurance charge as described above.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider. Any such additional charge is deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value". The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fees and Other Fund Expenses. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of each Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described briefly in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectuses for the Funds.

  The monthly deductions from Account Value described above are deducted on the date of issue and on each monthly processing date thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Death Benefit Premium is guaranteed not to increase. The state premium tax charge, the Federal DAC Tax charge, the Administrative Surrender Charge, the Issue Charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The maintenance charge, the sales charges, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                           DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock, Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 14% of the target premium paid in each of the first 10 Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any Policy year in excess of the target premium is 2%.

  In addition, Distributors' representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts V and S. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.

                              TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance". If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance, JHVLICO believes the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if the Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

CORPORATE AND H.R. 10 PLANS

  The Policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

   Directors                              Principal Occupations
   ---------                              ---------------------
   David F. D'Alessandro  Chairman of the Board and Chief Executive Officer of
                          JHVLICO; Senior Executive Vice President and Direc-
                          tor, John Hancock Mutual Life Insurance Company.
   Henry D. Shaw          Vice Chairman of the Board and President of JHVLICO;
                          Senior Vice President, John Hancock Mutual Life In-
                          surance Company.
   Thomas J. Lee          Director of JHVLICO; Vice President, John Hancock
                          Mutual Life Insurance Company.
   Michele G. Van Leer    Director of JHVLICO; Vice President, John Hancock
                          Mutual Life Insurance Company.
   Ronald J. Bocage       Director, Vice President and Counsel of JHVLICO;
                          Vice President and Counsel, John Hancock Mutual Life
                          Insurance Company.
   Joseph A. Tomlinson    Director and Vice President of JHVLICO; Vice Presi-
                          dent, John Hancock Mutual Life Insurance Company.
   Robert R. Reitano      Director of JHVLICO; Vice President, John Hancock
                          Mutual Life Insurance Company.
   Robert S. Paster       Director of JHVLICO; Second Vice President, John
                          Hancock Mutual Life Insurance Company.
   Barbara L. Luddy       Director and Actuary of JHVLICO; Second Vice Presi-
                          dent, John Hancock Mutual Life Insurance Company.
   Daniel L. Ouellette    Vice President, Marketing, of JHVLICO; Vice Presi-
                          dent, John Hancock Mutual Life Insurance Company.
   Patrick F. Smith       Controller of JHVLICO; Assistant Controller, John
                          Hancock Mutual Life Insurance Company.

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Funds. JHVLICO will vote the shares of each of the Portfolios of the Funds which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Funds' shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Funds held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Funds' meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of each Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for a Fund. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or a Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of the Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                               STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this Prospectus have been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                            REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of JHVLICO and the Account included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Randi M. Sterrn, F.S.A., an Actuary of JHVLICO.

                              FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                    Large Cap   Sovereign   International Small Cap  International  Mid Cap   Large Cap     Money     Mid Cap
                     Growth        Bond       Equities      Growth     Balanced      Growth     Value      Market      Value
                   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                   ----------- ------------ ------------- ---------- ------------- ---------- ---------- ----------- ----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $65,826,786 $216,724,318  $15,676,880  $1,203,845   $217,329     $567,251  $2,924,101 $50,801,546  $359,228
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........          --           --           --          --         --           --          --          --        --
Policy loans and
 accrued interest
 receivable......   13,529,134   52,294,393    2,268,378                                                  12,867,387
Receivable from:
 John Hancock
  Variable Series
  Trust I........       23,279      147,825        8,055         409        261          111       2,355      77,379       377
 M Fund Inc. ....          --           --           --          --         --           --          --          --        --
                   ----------- ------------  -----------  ----------   --------     --------  ---------- -----------  --------
TOTAL ASSETS.....   79,379,199  269,166,536   17,953,313   1,204,254    217,590      567,362   2,926,456  63,746,312   359,605
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........       22,075      143,762        7,784         389        258          102       2,307      76,413       371
Asset charges
 payable.........        1,204        4,063          271          20          3            9          48         966         6
                   ----------- ------------  -----------  ----------   --------     --------  ---------- -----------  --------
TOTAL
 LIABILITIES.....       23,279      147,825        8,055         409        261          111       2,355      77,379       377
                   ----------- ------------  -----------  ----------   --------     --------  ---------- -----------  --------
Net Assets.......  $79,355,920 $269,018,711  $17,945,258  $1,203,845   $217,329     $567,251  $2,924,101 $63,668,933  $359,228
                   =========== ============  ===========  ==========   ========     ========  ========== ===========  ========
                      Special    Real Estate
                   Opportunities   Equity
                    Subaccount   Subaccount
                   ------------- -----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........   $6,900,122   $ 9,861,910
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........          --            --
Policy loans and
 accrued interest
 receivable......                  1,788,166
Receivable from:
 John Hancock
  Variable Series
  Trust I........       11,505         8,058
 M Fund Inc. ....          --            --
                   ------------- -----------
TOTAL ASSETS.....    6,911,627    11,658,134
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........       11,392         7,883
Asset charges
 payable.........          113           175
                   ------------- -----------
TOTAL
 LIABILITIES.....       11,505         8,058
                   ------------- -----------
Net Assets.......   $6,900,122   $11,650,076
                   ============= ===========

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

DECEMBER 31, 1996

                                             Short-Term                                                              Edinburgh
                     Growth &                   U.S.    Small Cap  International   Equity   Strategic  Turner Core International
                      Income      Managed    Government   Value    Opportunities   Index       Bond      Growth       Equity
                    Subaccount   Subaccount  Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount   Subaccount
                   ------------ ------------ ---------- ---------- ------------- ---------- ---------- ----------- -------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $624,414,237 $300,159,311  $328,711   $891,733   $1,306,509    $343,746   $677,446    $   --       $   --
Investments in
 portfolios of
 M Fund Inc., at
 value...........           --           --        --         --           --          --         --      12,490       44,456
Policy loans and
 accrued interest
 receivable......   131,830,597   62,263,515
Receivable from:
 John Hancock
  Variable Series
  Trust I........        71,816      142,881        68      1,824           96         468      1,624        --           --
 M Fund Inc......           --           --        --         --           --          --         --         --             1
                   ------------ ------------  --------   --------   ----------    --------   --------    -------      -------
TOTAL ASSETS.....   756,316,650  362,565,707   328,779    893,557    1,306,605     344,214    679,070     12,490       44,457
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........        60,388      137,434        63      1,810           75         462      1,613        --           --
Asset charges
 payable.........        11,428        5,447         5         14           21           6         11        --             1
                   ------------ ------------  --------   --------   ----------    --------   --------    -------      -------
TOTAL
 LIABILITIES.....        71,816      142,881        68      1,824           96         468      1,624        --             1
                   ------------ ------------  --------   --------   ----------    --------   --------    -------      -------
Net Assets.......  $756,244,834 $362,422,826  $328,711   $891,733   $1,306,509    $343,746   $677,446    $12,490      $44,456
                   ============ ============  ========   ========   ==========    ========   ========    =======      =======
                     Frontier
                     Capital
                   Appreciation
                    Subaccount
                   ------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........    $   --
Investments in
 portfolios of
 M Fund Inc., at
 value...........     43,177
Policy loans and
 accrued interest
 receivable......
Receivable from:
 John Hancock
  Variable Series
  Trust I........        --
 M Fund Inc......          1
                   ------------
TOTAL ASSETS.....     43,178
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........        --
Asset charges
 payable.........          1
                   ------------
TOTAL
 LIABILITIES.....          1
                   ------------
Net Assets.......    $43,177
                   ============

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

STATEMENTS OF OPERATIONS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                   International Equities
                       Large Cap Growth Subaccount            Sovereign Bond Subaccount                  Subaccount
                   ------------------------------------  -------------------------------------  -----------------------------
                      1996         1995        1994         1996         1995         1994         1996      1995     1994
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
Investment
 Income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust I........  $ 9,763,606  $ 3,899,925 $ 1,782,463  $15,986,241  $16,214,565 $ 13,598,258  $  166,193 $114,316 $ 150,711
 M Fund Inc. ....          --           --          --           --           --           --          --       --        --
 Interest income
  on policy
  loans..........      881,144      755,070     571,576    3,908,756    3,820,851    3,640,202     161,938  146,076   103,567
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
TOTAL INVESTMENT
 INCOME..........   10,644,750    4,654,995   2,354,039   19,894,997   20,035,416   17,238,460     328,131  260,392   254,278
Expenses:
 Mortality and
  expense
  risks..........      381,331      278,461     216,050    1,444,137    1,372,266    1,302,570      85,694   65,044    51,915
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
NET INVESTMENT
 INCOME (LOSS)...   10,263,419    4,376,534   2,137,989   18,450,860   18,663,150   15,935,890     242,437  195,348   202,363
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized
  gain (loss)....      840,044      465,096     549,396      690,912      331,252      301,782     254,188  294,206   146,459
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     (889,487)   6,578,435  (2,618,550)  (8,059,332)  18,687,187  (18,898,104)    676,006  353,155  (863,194)
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.....      (49,443)   7,043,531  (2,069,154)  (7,368,420)  19,018,439  (18,596,322)    930,194  647,361  (716,735)
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......  $10,213,976  $11,420,065 $    68,835  $11,082,440  $37,681,589 $ (2,660,432) $1,172,631 $842,709 $(514,372)
                   ===========  =========== ===========  ===========  =========== ============  ========== ======== =========
                    Small Cap  International
                     Growth      Balanced
                   Subaccount   Subaccount
                   ----------- -------------
                      1996*        1996*
                   ----------- -------------
Investment
 Income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust I........   $  1,207      $2,850
 M Fund Inc. ....        --          --
 Interest income
  on policy
  loans..........        --          --
                   ----------- -------------
TOTAL INVESTMENT
 INCOME..........      1,207       2,850
Expenses:
 Mortality and
  expense
  risks..........      2,956         301
                   ----------- -------------
NET INVESTMENT
 INCOME (LOSS)...     (1,749)      2,549
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized
  gain (loss)....     (2,047)         65
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (24,023)      3,632
                   ----------- -------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.....    (26,070)      3,697
                   ----------- -------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......   $(27,819)     $6,246
                   =========== =============

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                   Mid Cap Growth Large Cap Value                                  Mid Cap Value  Special Opportunities
                     Subaccount     Subaccount        Money Market Subaccount       Subaccount          Subaccount
                   -------------- --------------- -------------------------------- ------------- ------------------------
                       1996*           1996*         1996       1995       1994        1996*       1996     1995   1994**
                   -------------- --------------- ---------- ---------- ---------- ------------- -------- -------- ------
Investment
 Income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust I........     $ 1,635        $ 72,511     $2,527,378 $2,690,892 $1,862,712    $ 7,418    $265,602 $ 39,684 $   25
 M Fund Inc......         --              --             --         --         --         --          --       --     --
 Interest income
 on policy loans.         --              --         929,499    952,455    935,777        --          --       --     --
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
TOTAL INVESTMENT
INCOME...........       1,635          72,511      3,456,877  3,643,347  2,798,489      7,418     265,602   39,684     25
Expenses:
 Mortality and
  expense risks..         814           8,169        342,603    340,195    331,873        580      23,603    3,373     12
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
NET INVESTMENT
 INCOME..........         821          64,342      3,114,274  3,303,152  2,466,616      6,838     241,999   36,311     13
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized
  gain (loss)....       1,295          11,265            --         --         --       1,099     125,955   11,582     (2)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      (3,899)        197,424            --         --         --      23,234     615,079  124,460  1,019
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.....      (2,604)        208,689            --         --         --      24,333     741,034  136,042  1,017
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......     $(1,783)       $273,031     $3,114,274 $3,303,152 $2,466,616    $31,171    $983,033 $172,353 $1,030
                      =======        ========     ========== ========== ==========    =======    ======== ======== ======

 *From May 1, 1996 (commencement of operations).

**From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                   Real Estate Equity Subaccount        Growth & Income Subaccount                 Managed Subaccount
                   -----------------------------  --------------------------------------  --------------------------------------
                      1996      1995     1994         1996         1995         1994          1996         1995         1994
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
Investment
Income:
 Distributions
 received from:
 John Hancock
 Variable Series
 Trust I.........  $  477,763 $409,525 $ 353,259  $ 78,415,408 $ 51,822,706 $ 28,013,646  $ 37,103,617  $26,974,536 $ 10,625,950
 M Fund Inc......         --       --        --            --           --           --            --           --           --
 Interest income
 on policy loans.     117,955  121,494    99,709     9,420,070    8,594,774    7,780,984     4,337,281    3,999,425    3,637,463
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
TOTAL INVESTMENT
INCOME...........     595,718  531,019   452,968    87,835,478   60,417,480   35,794,630    41,440,898   30,973,961   14,263,413
Expenses:
 Mortality and
 expense risks...      50,069   41,982    40,183     3,854,562    3,246,229    2,876,205     1,886,000    1,677,243    1,541,565
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
NET INVESTMENT
INCOME...........     545,649  489,037   412,785    83,980,916   57,171,251   32,918,425    39,554,898   29,296,718   12,721,848
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
 Net realized
 gain (loss).....       9,177   97,602   148,913    15,416,898    6,161,063    5,831,652     3,870,923    2,658,955    2,204,918
 Net unrealized
 appreciation
 (depreciation)
 during the year.   1,862,071  184,090  (354,296)   12,987,718   81,121,360  (36,174,705)  (11,548,110)  30,787,175  (18,206,145)
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS......   1,871,248  281,692  (205,383)   28,404,616   87,282,423  (30,343,053)   (7,677,187)  33,446,130  (16,001,227)
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..  $2,416,897 $770,729 $ 207,402  $112,385,532 $144,453,674 $  2,575,372  $ 31,877,711  $62,742,848 $ (3,279,379)
                   ========== ======== =========  ============ ============ ============  ============  =========== ============
                      Short-Term U.S.
                   Government Subaccount
                   ----------------------
                    1996     1995  1994**
                   -------- ------ ------
Investment
Income:
 Distributions
 received from:
 John Hancock
 Variable Series
 Trust I.........  $11,196  $2,910  $ 25
 M Fund Inc......      --      --    --
 Interest income
 on policy loans.      --      --    --
                   -------- ------ ------
TOTAL INVESTMENT
INCOME...........   11,196   2,910    25
Expenses:
 Mortality and
 expense risks...    1,201     312     1
                   -------- ------ ------
NET INVESTMENT
INCOME...........    9,995   2,598    24
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
 Net realized
 gain (loss).....     (922)    945   --
 Net unrealized
 appreciation
 (depreciation)
 during the year.   (1,542)  1,166   (27)
                   -------- ------ ------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS......   (2,464)  2,111   (27)
                   -------- ------ ------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..  $ 7,531  $4,709  $ (3)
                   ======== ====== ======

 *From May 1, 1996 (commencement of operations).

**From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                             Edinburgh     Frontier
                          Small Cap  International                               Turner    International   Capital
                            Value    Opportunities Equity Index Strategic Bond Core Growth    Equity     Appreciation
                          Subaccount  Subaccount    Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
                          ---------- ------------- ------------ -------------- ----------- ------------- ------------
                            1996*        1996*        1996*         1996*         1996*        1996*        1996*
                          ---------- ------------- ------------ -------------- ----------- ------------- ------------
Investment Income:
 Distributions received
  from:
 John Hancock Variable
  Series Trust I........   $23,766      $ 5,965      $ 7,847       $29,029        $ --        $   --       $   --
 M Fund Inc.............       --           --           --            --           415           255          --
 Interest income on
  policy loans..........       --           --           --            --           --            --           --
                           -------      -------      -------       -------        -----       -------      -------
TOTAL INVESTMENT INCOME.    23,766        5,965        7,847        29,029          415           255          --
Expenses:
 Mortality and expense
  risks.................     2,451        3,038          575         1,782           31           122          112
                           -------      -------      -------       -------        -----       -------      -------
NET INVESTMENT INCOME
 (LOSS).................    21,315        2,927        7,272        27,247          384           133         (112)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain
  (loss)................       891          304        3,982         1,518         (238)       (1,091)      (1,199)
 Net unrealized
  appreciation
  (depreciation) during
  the year..............    49,892       57,387       13,544         6,688          456          (345)       2,105
                           -------      -------      -------       -------        -----       -------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS.........    50,783       57,691       17,526         8,206          218        (1,436)         906
                           -------      -------      -------       -------        -----       -------      -------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........   $72,098      $60,618      $24,798       $35,453        $ 602       $(1,303)     $   794
                           =======      =======      =======       =======        =====       =======      =======

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                        Large Cap Growth Subaccount              Sovereign Bond Subaccount
                    -------------------------------------  ----------------------------------------
                       1996         1995         1994          1996          1995          1994
                    -----------  -----------  -----------  ------------  ------------  ------------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income (loss)...  $10,263,419  $ 4,376,534  $ 2,137,989  $ 18,450,860  $ 18,663,150  $ 15,935,890
 Net realized
  gains (losses)..      840,044      465,096      549,396       690,912       331,252       301,782
 Net unrealized
  appreciation
  (depreciation)
  during the year.     (889,487)   6,578,435   (2,618,550)   (8,059,332)   18,687,187   (18,898,104)
                    -----------  -----------  -----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......   10,213,976   11,420,065       68,835    11,082,440    37,681,589    (2,660,432)
 From policyholder
  transactions:
 Net premiums from
  policyholders...   20,123,261   12,618,748   14,995,398    34,090,208    31,560,554    33,964,744
 Net benefits to
  policyholders...  (11,910,005)  (9,566,825) (13,285,350)  (40,719,213)  (39,010,974)  (45,032,511)
 Net increase in
  policy loans....    2,044,193    1,614,283    2,229,978       897,069     2,053,700       928,620
                    -----------  -----------  -----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....   10,257,449    4,666,206    3,940,026    (5,731,936)   (5,396,720)  (10,139,147)
                    -----------  -----------  -----------  ------------  ------------  ------------
  Net increase
   (decrease) in
   net assets.....   20,471,425   16,086,271    4,008,861     5,350,504    32,284,869   (12,799,579)
 Net Assets at
  beginning of
  year............   58,884,495   42,798,224   38,789,363   263,668,207   231,383,338   244,182,917
                    -----------  -----------  -----------  ------------  ------------  ------------
 Net Assets at end
  of year.........  $79,355,920  $58,884,495  $42,798,224  $269,018,711  $263,668,207  $231,383,338
                    ===========  ===========  ===========  ============  ============  ============
                                                           Small Cap   International
                                                             Growth      Balanced
                     International Equities Subaccount     Subaccount   Subaccount
                    -------------------------------------- ----------- -------------
                       1996         1995         1994        1996*         1996*
                    ------------ ------------ ------------ ----------- -------------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income (loss)...  $   242,437  $   195,348  $   202,363  $   (1,749)   $  2,549
 Net realized
  gains (losses)..      254,188      294,206      146,459      (2,047)         65
 Net unrealized
  appreciation
  (depreciation)
  during the year.      676,006      353,155     (863,194)    (24,023)      3,632
                    ------------ ------------ ------------ ----------- -------------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......    1,172,631      842,709     (514,372)    (27,819)      6,246
 From policyholder
  transactions:
 Net premiums from
  policyholders...    8,485,184    4,546,347    8,974,098   1,361,402     216,486
 Net benefits to
  policyholders...   (4,391,767)  (4,766,724)  (4,180,134)   (129,738)     (5,403)
 Net increase in
  policy loans....      287,879      192,805      735,457         --          --
                    ------------ ------------ ------------ ----------- -------------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....    4,381,296      (27,572)   5,529,421   1,231,664     211,083
                    ------------ ------------ ------------ ----------- -------------
  Net increase
   (decrease) in
   net assets.....    5,553,927      815,137    5,015,049   1,203,845     217,329
 Net Assets at
  beginning of
  year............   12,391,331   11,576,194    6,561,145         --          --
                    ------------ ------------ ------------ ----------- -------------
 Net Assets at end
  of year.........  $17,945,258  $12,391,331  $11,576,194  $1,203,845    $217,329
                    ============ ============ ============ =========== =============

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                    Mid Cap   Large Cap                                              Mid Cap
                     Growth     Value                                                 Value
                   Subaccount Subaccount         Money Market Subaccount            Subaccount
                   ---------- ----------  ----------------------------------------  ----------
                     1996*      1996*         1996          1995          1994        1996*
                   ---------- ----------  ------------  ------------  ------------  ----------
Increase
 (Decrease) in
 Net Assets
 From operations:
 Net investment
  income.........   $    821  $   64,342  $  3,114,274  $  3,303,152  $  2,466,616   $  6,838
 Net realized
  gains (losses).      1,295      11,265           --            --            --       1,099
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     (3,899)    197,424           --            --            --      23,234
                    --------  ----------  ------------  ------------  ------------   --------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....     (1,783)    273,031     3,114,274     3,303,152     2,466,616     31,171
 From
  policyholder
  transactions:
 Net premiums
  from
  policyholders..    599,576   2,999,086    15,561,906    11,104,365    11,955,284    337,092
 Net benefits to
  policyholders..    (30,542)   (348,016)  (16,132,881)  (12,775,695)  (14,818,286)    (9,035)
 Net increase
  (decrease) in
  policy loans...        --          --       (260,051)     (323,666)      124,027        --
                    --------  ----------  ------------  ------------  ------------   --------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions...    569,034   2,651,070      (831,026)   (1,994,996)   (2,738,975)   328,057
                    --------  ----------  ------------  ------------  ------------   --------
  Net increase
   (decrease) in
   net assets....    567,251   2,924,101     2,283,248     1,308,156      (272,359)   359,228
Net Assets at
 beginning of
 year............        --          --     61,385,685    60,077,529    60,349,888        --
                    --------  ----------  ------------  ------------  ------------   --------
Net Assets at end
 of year.........   $567,251  $2,924,101  $ 63,668,933  $ 61,385,685  $ 60,077,529   $359,228
                    ========  ==========  ============  ============  ============   ========
                   Special Opportunities Subaccount
                   ------------------------------------
                       1996         1995       1994**
                   ------------- ------------ ---------
Increase
 (Decrease) in
 Net Assets
 From operations:
 Net investment
  income.........  $    241,999  $    36,311  $     13
 Net realized
  gains (losses).       125,955       11,582        (2)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       615,079      124,460     1,019
                   ------------- ------------ ---------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....       983,033      172,353     1,030
 From
  policyholder
  transactions:
 Net premiums
  from
  policyholders..     5,492,467    1,682,424    37,133
 Net benefits to
  policyholders..    (1,284,991)    (182,908)     (419)
 Net increase
  (decrease) in
  policy loans...           --           --        --
                   ------------- ------------ ---------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions...     4,207,476    1,499,516    36,714
                   ------------- ------------ ---------
  Net increase
   (decrease) in
   net assets....     5,190,509    1,671,869    37,744
Net Assets at
 beginning of
 year............     1,709,613       37,744       --
                   ------------- ------------ ---------
Net Assets at end
 of year.........  $  6,900,122  $ 1,709,613  $ 37,744
                   ============= ============ =========

 *From May 1, 1996 (commencement of operations).

**From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                      Real Estate Equity Subaccount            Growth & Income Subaccount
                    -----------------------------------  ----------------------------------------
                       1996         1995        1994         1996          1995          1994
                    -----------  ----------  ----------  ------------  ------------  ------------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income..........  $   545,649  $  489,037  $  412,785  $ 83,980,916  $ 57,171,251  $ 32,918,425
 Net realized
  gains (losses)..        9,177      97,602     148,913    15,416,898     6,161,063     5,831,652
 Net unrealized
  appreciation
  (depreciation)
  during the year.    1,862,071     184,090    (354,296)   12,987,718    81,121,360   (36,174,705)
                    -----------  ----------  ----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......    2,416,897     770,729     207,402   112,385,532   144,453,674     2,575,372
 From policyholder
  transactions:
 Net premiums from
  policyholders...    3,620,035   2,176,970   3,275,364    76,046,396    73,672,198    72,117,431
 Net benefits to
  policyholders...   (2,413,828) (2,711,578) (2,843,516) (102,757,132)  (90,829,678)  (89,384,442)
 Net increase in
  policy loans....      156,802      30,224     350,970    11,816,577    10,173,483     5,694,330
                    -----------  ----------  ----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....    1,363,009    (504,384)    782,818   (14,894,159)   (6,983,997)  (11,572,681)
                    -----------  ----------  ----------  ------------  ------------  ------------
  Net increase
   (decrease) in
   net assets.....    3,779,906     266,345     990,220    97,491,373   137,469,677    (8,997,309)
 Net Assets at
  beginning of
  year............    7,870,170   7,603,825   6,613,605   658,753,461   521,283,784   530,281,093
                    -----------  ----------  ----------  ------------  ------------  ------------
 Net Assets at end
  of year.........  $11,650,076  $7,870,170  $7,603,825  $756,244,834  $658,753,461  $521,283,784
                    ===========  ==========  ==========  ============  ============  ============
                                                                  Short-Term U.S.
                              Managed Subaccount               Government Subaccount
                    ----------------------------------------- ---------------------------
                        1996          1995          1994        1996      1995    1994*
                    ------------- ------------- ------------- --------- --------- -------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income..........  $ 39,554,898  $ 29,296,718  $ 12,721,848  $  9,995  $  2,598  $   24
 Net realized
  gains (losses)..     3,870,923     2,658,955     2,204,918      (922)      945     --
 Net unrealized
  appreciation
  (depreciation)
  during the year.   (11,548,110)   30,787,175   (18,206,145)   (1,542)    1,166     (27)
                    ------------- ------------- ------------- --------- --------- -------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......    31,877,711    62,742,848    (3,279,379)    7,531     4,709      (3)
 From policyholder
  transactions:
 Net premiums from
  policyholders...    40,512,423    38,619,260    39,071,265   328,192    94,623   6,405
 Net benefits to
  policyholders...   (52,043,620)  (47,824,820)  (51,322,737)  (90,988)  (21,753)     (5)
 Net increase in
  policy loans....     4,766,548     5,387,424     2,529,492       --        --      --
                    ------------- ------------- ------------- --------- --------- -------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....    (6,764,649)   (3,818,136)   (9,721,980)  237,204    72,870   6,400
                    ------------- ------------- ------------- --------- --------- -------
  Net increase
   (decrease) in
   net assets.....    25,113,062    58,924,712   (13,001,359)  244,735    77,579   6,397
 Net Assets at
  beginning of
  year............   337,309,764   278,385,052   291,386,411    83,976     6,397     --
                    ------------- ------------- ------------- --------- --------- -------
 Net Assets at end
  of year.........  $362,422,826  $337,309,764  $278,385,052  $328,711  $ 83,976  $6,397
                    ============= ============= ============= ========= ========= =======

*  From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                               Frontier
                         Small Cap   International                             Turner Core     Edinburgh       Capital
                           Value     Opportunities Equity Index Strategic Bond   Growth      International   Appreciation
                         Subaccount   Subaccount    Subaccount    Subaccount   Subaccount  Equity Subaccount  Subaccount
                         ----------  ------------- ------------ -------------- ----------- ----------------- ------------
                           1996*         1996*        1996*         1996*         1996*          1996*          1996*
                         ----------  ------------- ------------ -------------- ----------- ----------------- ------------
Increase (Decrease) in
 Net Assets
 From operations:
 Net investment income
  (loss)...............  $  21,315    $    2,927     $  7,272      $ 27,247     $    384       $    133        $   (112)
 Net realized gains
  (losses).............        891           304        3,982         1,518         (238)        (1,091)         (1,199)
 Net unrealized
  appreciation
  (depreciation) during
  the year.............     49,892        57,387       13,544         6,688          456           (345)          2,105
                         ---------    ----------     --------      --------     --------       --------        --------
 Net increase
  (decrease) in net
  assets resulting from
  operations...........     72,098        60,618       24,798        35,453          602        (1,303)             794
 From policyholder
  transactions:
 Net premiums from
  policyholders........    925,601     1,364,628      350,310       718,958       26,825         68,170          58,477
 Net benefits to
  policyholders........   (105,966)     (118,737)     (31,362)      (76,965)     (14,937)       (22,411)        (16,094)
 Net increase
  (decrease) in policy
  loans................        --            --           --            --           --             --              --
                         ---------    ----------     --------      --------     --------       --------        --------
 Net increase in net
  assets from
  policyholder
  transactions.........    819,635     1,245,891      318,948       641,993       11,888         45,759          42,383
                         ---------    ----------     --------      --------     --------       --------        --------
  Net increase in net
   assets..............    891,733     1,306,509      343,746       677,446       12,490         44,456          43,177
Net Assets at beginning
 of year...............        --            --           --            --           --             --              --
                         ---------    ----------     --------      --------     --------       --------        --------
Net Assets at end of
 year..................  $ 891,733    $1,306,509     $343,746      $677,446     $ 12,490       $ 44,456        $ 43,177
                         =========    ==========     ========      ========     ========       ========        ========

*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

NOTE 1--ORGANIZATION

John Hancock Variable Life Account U (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-one subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed and made available to policyholders. The twenty-one Portfolios of the Fund and of M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Subaccounts. Each Portfolio has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of fund shares are determined on the basis of identified cost.

Federal Income Taxes: The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

Expenses: JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at an annual rate of
 .50% of net assets (excluding policy loans) of the Account.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account and an administrative charge, at an annual rate of .75%, is charged to the Account on a daily basis for policy loans.

JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account. With respect to the single premium policy, during the first nine years after policy issue, JHVLICO assesses a contingent deferred sales charge at varying levels in the event of early surrender of the variable life insurance policy.

Policy Loans: Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyowner indebtedness) and compounded daily.

NOTE 3--TRANSACTIONS WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

NOTE 4--DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1996, are as follows:

               Portfolio                 Shares Owned     Cost        Value
               ---------                 ------------ ------------ ------------
Large Cap Growth........................   3,763,308  $ 57,762,003 $ 65,826,786
Sovereign Bond..........................  22,181,035   211,556,712  216,724,318
International Equities..................     931,429    14,580,491   15,676,880
Small Cap Growth........................     121,181     1,227,869    1,203,845
International Balanced..................      20,911       213,697      217,329
Mid Cap Growth..........................      55,491       571,150      567,251
Large Cap Value.........................    263,683        738,803    2,924,101
Money Market............................   5,080,155    50,801,546   50,801,546
Mid Cap Value...........................      31,654       335,995      359,228
Special Opportunities...................     417,635     6,159,564    6,900,122
Real Estate Equity......................     673,843     7,988,690    9,861,910
Growth & Income.........................  42,609,332   517,230,305  624,414,237
Managed.................................  22,479,957   273,052,564  300,159,311
Short-Term U.S. Government..............      32,717       329,114      328,711
Small Cap Value.........................      83,106       841,840      891,733
International Opportunities.............     123,289     1,249,122    1,306,509
Equity Index............................      30,976       330,202      343,746
Strategic Bond..........................      66,689       670,758      677,446
Turner Core Growth......................       1,077        12,034       12,490
Edinburgh International Equity..........       4,500        44,801       44,456
Frontier Capital Appreciation...........       3,449        41,073       43,177

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

NOTE 4--DETAILS OF INVESTMENTS--CONTINUED

Purchases, including reinvestment of dividend distributions and proceeds from the sales of shares in the Portfolios of the Fund and of M Fund during 1996, were as follows:

                       Portfolio                         Purchases     Sales
                       ---------                        ----------- -----------
Large Cap Growth....................................... $20,381,233 $ 1,953,846
Sovereign Bond.........................................  24,860,291  13,011,482
International Equities.................................   5,571,003   1,244,347
Small Cap Growth.......................................   1,337,858     107,942
International Balanced.................................     216,981       3,349
Mid Cap Growth.........................................     616,784      46,929
Large Cap Value........................................   3,116,439     401,027
Money Market...........................................  11,059,956   8,498,091
Mid Cap Value..........................................     344,956      10,060
Special Opportunities..................................   4,859,191     409,716
Real Estate Equity.....................................   2,354,165     607,463
Growth & Income........................................  98,572,585  41,588,875
Managed................................................  43,447,544  15,641,073
Short-Term U.S. Government.............................     346,257      99,058
Small Cap Value........................................     954,995     114,046
International Opportunities............................   1,376,296     127,478
Equity Index...........................................     366,782      40,562
Strategic Bond.........................................     755,947      86,707
Turner Core Growth.....................................      25,144      12,872
Edinburgh International Equity.........................      68,089      22,197
Frontier Capital Appreciation..........................      55,645      13,373

              REPORTS OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders

John Hancock Variable Life Account U

 of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account U (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Subaccounts) as of December 31, 1996, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account U at December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                         Ernst & Young LLP

Boston, Massachusetts

February 7, 1997

Board of Directors

John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 7, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, the Company's financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. As described in Note 1, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                         Ernst & Young LLP

Boston, Massachusetts

February 14, 1997

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                               December 31
                                                            ------------------
                                                              1996      1995
                                                              ----      ----
                                                              (In millions)
Assets
Bonds--Note 7.............................................. $  753.5  $  552.8
Preferred stocks...........................................      9.6       5.0
Common stocks..............................................      1.4       1.7
Investment in affiliates...................................     72.0      65.3
Mortgage loans on real estate--Note 7......................    212.1     146.7
Real estate................................................     38.8      36.4
Policy loans...............................................     80.8      61.8
Cash items:
  Cash in banks............................................     26.7      11.6
  Temporary cash investments...............................      5.2      65.0
                                                            --------  --------
                                                                31.9      76.6
Premiums due and deferred..................................     36.8      39.6
Investment income due and accrued..........................     22.6      18.6
Other general account assets...............................     17.8      20.8
Assets held in separate accounts...........................  3,290.5   2,421.0
                                                            --------  --------
TOTAL ASSETS............................................... $4,567.8  $3,446.3
                                                            ========  ========
Obligations and Stockholder's Equity
OBLIGATIONS
  Policy reserves.......................................... $  877.8  $  612.3
  Federal income and other taxes payable--Note 1...........     29.4      14.2
  Other accrued expenses...................................     75.1     138.7
  Asset valuation reserve--Note 1..........................     16.6      15.4
  Obligations related to separate accounts.................  3,285.8   2,417.0
                                                            --------  --------
TOTAL OBLIGATIONS..........................................  4,284.7   3,197.6
Stockholder's Equity--Notes 2 and 6
  Common Stock, $50 par value; authorized 50,000 shares;
   issued and
   outstanding 50,000 shares...............................      2.5       2.5
  Paid-in capital..........................................    377.5     377.5
  Unassigned deficit.......................................    (96.9)   (131.3)
                                                            --------  --------
TOTAL STOCKHOLDER'S EQUITY.................................    283.1     248.7
                                                            --------  --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY................. $4,567.8  $3,446.3
                                                            ========  ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                       Year ended December 31
                                                       ------------------------
                                                          1996         1995
                                                          ----         ----
                                                           (In millions)
Income
  Premiums............................................ $     820.6  $    570.9
  Net investment income--Note 4.......................        76.1        62.1
  Other, net..........................................       406.0        85.7
                                                       -----------  ----------
                                                           1,302.7       718.7
Benefits and Expenses
  Payments to policyholders and beneficiaries.........       236.1       213.4
  Additions to reserves to provide for future payments
   to policyholders and beneficiaries.................       790.1       282.4
  Expenses of providing service to policyholders and
   obtaining new insurance--Note 6....................       183.8       150.7
  State and miscellaneous taxes.......................        17.3        12.7
                                                       -----------  ----------
                                                           1,227.3       659.2
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
     AND NET REALIZED CAPITAL GAINS (LOSSES)..........        75.4        59.5
Federal income taxes--Note 1..........................        38.6        28.4
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
     GAINS (LOSSES)...................................        36.8        31.1
Net realized capital gains (losses)--Note 5...........        (1.5)        0.5
                                                       -----------  ----------
    NET INCOME........................................        35.3        31.6
Unassigned deficit at beginning of year...............      (131.3)     (162.1)
Net unrealized capital gains (losses) and other
 adjustments--Note 5..................................         2.5        (3.0)
Other reserves and adjustments........................        (3.4)        2.2
                                                       -----------  ----------
    UNASSIGNED DEFICIT AT END OF YEAR................. $     (96.9) $   (131.3)
                                                       ===========  ==========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                      ----------------------
                                                         1996         1995
                                                         ----         ----
                                                           (In millions)
Cash flows from operating activities:
  Insurance premiums................................. $     824.2  $     574.0
  Net investment income..............................        73.4         59.2
  Benefits to policyholders and beneficiaries........      (212.7)      (198.3)
  Dividends paid to policyholders....................       (15.7)       (13.2)
  Insurance expenses and taxes.......................      (196.6)      (161.5)
  Net transfers to separate accounts.................      (524.2)      (257.4)
  Other, net.........................................       386.7         55.1
                                                      -----------  -----------
      NET CASH PROVIDED FROM OPERATIONS..............       335.1         57.9
                                                      -----------  -----------
Cash flows used in investing activities:
  Bond purchases.....................................      (489.9)      (172.5)
  Bond sales.........................................       228.3         18.9
  Bond maturities and scheduled redemptions..........        27.8         36.0
  Bond prepayments...................................        31.9         20.6
  Stock purchases....................................        (6.5)        (1.7)
  Proceeds from stock sales..........................         0.4          1.4
  Real estate purchases..............................       (10.5)       (16.2)
  Real estate sales..................................         8.5          9.3
  Other invested assets purchases....................         0.0         (0.4)
  Proceeds from the sale of other invested assets....         1.5          0.3
  Mortgage loans issued..............................       (84.4)       (19.8)
  Mortgage loan repayments...........................        17.7         21.1
  Other, net.........................................      (104.6)        45.7
                                                      -----------  -----------
      NET CASH USED IN INVESTING ACTIVITIES..........      (379.8)       (57.3)
                                                      -----------  -----------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH IN-
 VESTMENTS...........................................       (44.7)         0.6
Cash and temporary cash investments at beginning of
 year................................................        76.6         76.0
                                                      -----------  -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR... $      31.9  $      76.6
                                                      ===========  ===========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP). The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for stock life insurance companies wholly-owned by a mutual life insurance company. Pursuant to Financial Accounting Standards Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended, which is effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; and (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1999 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit cannot be determined at this time and could be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.2 million in 1996 and $0.5 million in 1995.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities,

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1996, the IMR, net of 1996 amortization of $1.2 million, amounted to $5.9 million, which is included in policy reserves. The corresponding 1995 amounts were $1.2 million and $6.9 million, respectively.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the summary of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Values of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1996. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 and 1996.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $33.5 million in 1996 and $32.2 million in 1995.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

No provision is generally recognized for temporary differences that may exist between financial reporting and taxable income or loss.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassifications: Certain 1995 amounts have been reclassified to permit comparison with the corresponding 1996 amounts.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2--CAPITALIZATION

In prior years, the Company received capital contributions from John Hancock, with a portion of the contributed capital being credited to common stock, although no additional shares were issued. This practice, which is acceptable to statutory authorities, has the effect of stating the carrying value of issued shares of common stock at amounts other than $50 per share par value with the offset reflected in paid-in capital.

At December 31, 1994, the Company had 50,000 shares authorized with 20,000 shares issued and outstanding. On February 16, 1995, the Company issued the remaining 30,000 shares to John Hancock and transferred $22.5 million from common stock to paid-in capital. The par value per share is $50.

NOTE 3--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1996 and 1995. Unamortized goodwill at December 31, 1996 was $15.2 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                    1996   1995
                                                                    ----   ----
                                                                   (In millions)
Investment expenses............................................... $  7.0 $  5.1
Depreciation expense..............................................    0.9    1.0
Investment taxes..................................................    0.5    0.5
                                                                   ------ ------
                                                                   $  8.4 $  6.6
                                                                   ====== ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from asset sales............................. $ (0.2) $  4.0
Capital gains tax...............................................   (1.0)   (2.5)
Net capital gains transferred to IMR............................   (0.3)   (1.0)
                                                                 ------  ------
  Realized Capital Gains (Losses)............................... $ (1.5) $  0.5
                                                                 ======  ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from changes in security values and book
 value adjustments.............................................. $  3.7  $ (0.2)
Increase in asset valuation reserve.............................   (1.2)   (2.8)
                                                                 ------  ------
  Net Unrealized Capital Gains (Losses) and Other Adjustments... $  2.5  $ (3.0)
                                                                 ======  ======

NOTE 6--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1996 and 1995 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $111.7 million and $97.9 million in 1996 and 1995, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $1.6 million and $1.8 million in 1996 and 1995, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

Effective January 1, 1994, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1996, 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.5 million and $32.7 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $15.7 million and $20.3 million in 1996 and 1995, respectively.

Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 and 1996 issues of retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, John Hancock transferred $23.2 million of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium to the Company, which increased the Company's net gain from operations by $15.1 million in 1996.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1996          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 44.4     $ 0.2       $0.2    $ 44.4
Obligations of states and political
 subdivisions...........................     12.6       0.4        0.0      13.0
Debt securities issued by foreign
 governments............................      0.8       0.1        0.0       0.9
Corporate securities....................    623.2      29.8        3.4     649.6
Mortgage-backed securities..............     72.5      10.2        0.1      82.6
                                           ------     -----       ----    ------
  Total bonds...........................   $753.5     $40.7       $3.7    $790.5
                                           ======     =====       ====    ======
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1995          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 89.0     $ 0.5       $0.0    $ 89.5
Obligations of states and political
 subdivisions...........................     11.4       1.1        0.0      12.5
Debt securities issued by foreign
 governments............................      1.3       0.2        0.0       1.5
Corporate securities....................    445.6      44.1        1.6     488.1
Mortgage-backed securities..............      5.5       0.3        0.1       5.7
                                           ------     -----       ----    ------
  Total bonds...........................   $552.8     $46.2       $1.7    $597.3
                                           ======     =====       ====    ======

The statement value and fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                               Statement  Fair
                                                                 Value   Value
                                                               --------- -----
                                                                (In millions)
Due in one year or less.......................................  $ 51.6   $ 52.9
Due after one year through five years.........................   260.8    267.7
Due after five years through ten years........................   244.3    253.7
Due after ten years...........................................   124.3    133.6
                                                                ------   ------
                                                                 681.0    707.9
Mortgage-backed securities....................................    72.5     82.6
                                                                ------   ------
                                                                $753.5   $790.5
                                                                ======   ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS--CONTINUED

Proceeds from sales of bonds during 1996 and 1995 were $228.3 million and $18.9 million, respectively. Gross gains of $1.3 million in 1996 and $0.2 million in 1995 and gross losses of $2.1 million in 1996 and $0.1 million in 1995 were realized on these transactions.

The cost of common stocks was $0.0 million and $0.1 million at December 31, 1996 and 1995, respectively. Gross unrealized appreciation on common stocks totaled $1.4 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1996. The fair value of preferred stock totaled $9.6 million at December 31, 1996 and $5.2 million at December 31, 1995.

Bonds with amortized cost of $11.3 million were nonincome producing for the twelve months ended December 31, 1996.

At December 31, 1996, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                           Statement
     Property Type           Value
     -------------         ---------
                         (In millions)
Apartments..............    $ 96.0
Industrial..............      35.0
Office buildings........      11.3
Retail..................      29.0
Agricultural............      28.9
Other...................      11.9
                            ------
                            $212.1
                            ======

       Geographic          Statement
     Concentration           Value
     -------------         ---------
                         (In millions)
East North Central......    $ 31.1
Middle Atlantic.........      11.5
Mountain................       7.6
New England.............      27.6
Pacific.................      49.9
South Atlantic..........      58.8
West South Central......      25.6
                            ------
                            $212.1
                            ======

At December 31, 1996, the fair values of the commercial and agricultural mortgage loans portfolios were $189.0 million and $30.4 million, respectively. The corresponding amounts as of December 31, 1995 were approximately $132.1 million and $22.2 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1996 were 8.69% and 7.04% for agricultural loans and 8.5% and 7.2% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively. The corresponding amounts in 1995 were $72.4 million, $8.7 million, and $12.1 million, respectively.

To the extent that an assuming reinsurance company is unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2006. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2006.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not in the future cash requirements, as the Company intends to close the open positions prior to settlement.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                   December 31
                                                                  -------------
                                                                   1996   1995
                                                                   ----   ----
                                                                  (In millions)
Futures contracts to sell securities............................  $  73.0 $ 0.0
                                                                  ======= =====
Notional amount of interest rate swaps, currency rate swaps, and interest rate caps to:
  Receive variable rates........................................  $ 215.9 $ 0.0
                                                                  ======= =====
  Receive fixed rates...........................................  $  26.6 $ 5.0
                                                                  ======= =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. The Company believes the risk of incurring losses due to the nonperformance by its counterparties is remote and that any such losses would be immaterial.

Based on the market rates in effect at December 31, 1996, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $2.3 million, $(8.2) million and $(2.0) million, respectively. The corresponding amounts as of December 31, 1995 were $0.0 million.

NOTE 10--POLICYHOLDERS' RESERVES AND BENEFICIARIES' FUND

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal and subject to discretionary withdrawal (without adjustment) are summarized as follows:

                                                      December 31, 1996 Percent
                                                      ----------------- -------
                                                        (In millions)
Subject to discretionary withdrawal at book value
 less surrender charge...............................      $441.9         89.3%
Subject to discretionary withdrawal at book value
 (without adjustment)................................        53.0         10.7
                                                           ------        -----
Total annuity reserves and deposit liabilities.......      $494.9        100.0%
                                                           ======        =====

NOTE 11--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and real estate and issue real estate mortgages totalling $42.1 million, $0.1 million, and $33.5 million, respectively, at December 31, 1996. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The fair value of the commitments described above is $76.2 million at December 31, 1996. The majority of these commitments expire in 1997.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1996. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   Year ended December 31
                                               --------------------------------
                                                    1996             1995
                                               ---------------  ---------------
                                               Carrying  Fair   Carrying  Fair
                                                Amount  Value    Amount  Value
                                               -------- ------  -------- ------
                                                        (In millions)
Assets
  Bonds--Note 7...............................  $753.5  $790.5   $552.8  $597.3
  Preferred stocks--Note 7....................     9.6     9.6      5.0     5.2
  Common stocks--Note 7.......................     1.4     1.4      1.7     1.7
  Mortgage loans on real estate--Note 7.......   212.1   219.4    146.7   154.3
  Policy loans--Note 1........................    80.8    80.8     61.8    61.8
  Cash and cash equivalents--Note 1...........    31.9    31.9     76.6    76.6
Derivatives liabilities relating to:--Note 9
  Interest rate swaps.........................     --      2.3      --      0.0
  Currency rate swaps.........................     --     (8.2)     --      0.0
  Interest rate caps..........................     --     (2.0)     --      0.0
Liabilities
  Commitments--Note 11........................     --     76.2      --     23.8

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

    Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

    Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

    Option 2B--Income for a Fixed Period, with each payment as declared.

    Option 3--Life Income with Payments for a Guaranteed Period.

    Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

    Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as an Accidental Death Benefit, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if the insured dies and there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the insured was the Owner, the Owner's estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Home Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of the insured has been misstated, JHVLICO will adjust the benefits payable to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted from Account Value.

  SUICIDE. If the insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If the suicide is within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, or the payment of any premium requiring evidence of insurability, the death benefit will not include the increased benefit but will include the excess premium.

  AGE, POLICY ANNIVERSARIES AND MONTHLY PROCESSING DATE. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue. The monthly processing date is on or about the first Valuation Date in each Policy month.

  AVIATION ACTIVITY EXCLUSION. If the insured dies in an aviation accident while a crew member on other than a commercial aircraft and the Policy provides at the request of the Owner for a limited benefit in such situation, JHVLICO will pay in place of all other benefits an amount equal to the greater of the premium paid or the Surrender Value, less any Indebtedness.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the lifetime of the insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Home Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

           APPENDIX--ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, Account Value and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for an identified issue age, Planned Premium schedule and Sum Insured and shows how the death benefit, Account Value and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the values set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for each of the three available death benefit options. The values for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued under circumstances in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit, Account Value and Surrender Value are as of the end of each Policy year. The tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges (including JHVLICO's intended waiver after ten Policy years of the sales charges deducted from certain premiums and its intended reduction in the tenth Policy year in the insurance charge deducted monthly from Account Value) will apply in each year illustrated. The tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of .61%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Fund (equivalent to an effective annual rate of .19%). For a description of expenses charged to the Portfolios, including the reimbursement of any Portfolio for annual non-advisory operating expenses in excess of an effective annual rate of .25%, a continuing obligation of the Fund's investment adviser, see the attached Prospectus for the Fund. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Account for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Death Benefit feature was in effect the first 5 Policy years.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

DEATH BENEFIT OPTION 1: --LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE: $100,000
$760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  ---------  ---------- ---------  ---------  ----------  ---------  ---------  ----------
   1           798       100,000    100,000     100,000       237         264         292         0           0           0
   2         1,636       100,000    100,000     100,000       695         771         851         0          28         108
   3         2,516       100,000    100,000     100,000     1,132       1,286       1,455        39         194         362
   4         3,439       100,000    100,000     100,000     1,549       1,811       2,107       456         719       1,014
   5         4,409       100,000    100,000     100,000     1,946       2,345       2,813       854       1,253       1,720
   6         5,428       100,000    100,000     100,000     2,324       2,889       3,578     1,231       1,797       2,486
   7         6,497       100,000    100,000     100,000     2,683       3,445       4,411     1,590       2,352       3,318
   8         7,620       100,000    100,000     100,000     3,023       4,012       5,317     2,129       3,118       4,423
   9         8,799       100,000    100,000     100,000     3,345       4,590       6,305     2,649       3,895       5,610
  10        10,037       100,000    100,000     100,000     3,656       5,194       7,400     3,360       4,897       7,104
  11        11,337       100,000    100,000     100,000     3,981       5,845       8,635     3,783       5,647       8,438
  12        12,702       100,000    100,000     100,000     4,288       6,515       9,992     4,189       6,416       9,894
  13        14,135       100,000    100,000     100,000     4,580       7,205      11,487     4,580       7,205      11,487
  14        15,640       100,000    100,000     100,000     4,858       7,921      13,137     4,858       7,921      13,137
  15        17,220       100,000    100,000     100,000     5,127       8,666      14,963     5,127       8,666      14,963
  16        18,879       100,000    100,000     100,000     5,392       9,449      16,992     5,392       9,449      16,992
  17        20,621       100,000    100,000     100,000     5,596      10,214      19,194     5,596      10,214      19,194
  18        22,450       100,000    100,000     100,000     5,760      10,983      21,610     5,760      10,983      21,610
  19        24,370       100,000    100,000     100,000     5,881      11,752      24,263     5,881      11,752      24,263
  20        26,387       100,000    100,000     100,000     5,958      12,521      27,182     5,958      12,521      27,182
  25        38,086       100,000    100,000     100,000     5,461      16,177      46,950     5,461      16,177      46,950
  30        53,018       100,000    100,000     100,000     2,862      18,944      80,308     2,862      18,944      80,308
  35        72,076            **    100,000     157,383        **      19,404     136,855        **      19,404     136,855
  40        96,398            **    100,000     241,761        **      14,595     230,249        **      14,595     230,249
  45       127,441            **         **     405,009        **          **     385,723        **          **     385,723

--------
(*) If premiums are paid more frequently than annually, the above values shown would be affected.
(**) Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM
CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE: $100,000
$760 BASE POLICY TARGET PREMIUM *

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  ---------  ---------- ---------  ---------  ----------  ---------  ---------  ----------
   1           798       100,000    100,000     100,000       191         216         242         0           0           0
   2         1,636       100,000    100,000     100,000       609         680         754         0           0          10
   3         2,516       100,000    100,000     100,000     1,010       1,152       1,306         0          59         214
   4         3,439       100,000    100,000     100,000     1,393       1,634       1,904       301         541         811
   5         4,409       100,000    100,000     100,000     1,757       2,122       2,548       664       1,029       1,456
   6         5,428       100,000    100,000     100,000     2,101       2,618       3,245     1,009       1,525       2,152
   7         6,497       100,000    100,000     100,000     2,423       3,118       3,995     1,331       2,025       2,902
   8         7,620       100,000    100,000     100,000     2,723       3,622       4,805     1,829       2,728       3,911
   9         8,799       100,000    100,000     100,000     2,998       4,128       5,678     2,303       3,433       4,983
  10        10,037       100,000    100,000     100,000     3,250       4,637       6,622     2,954       4,341       6,325
  11        11,337       100,000    100,000     100,000     3,474       5,145       7,639     3,277       4,948       7,442
  12        12,702       100,000    100,000     100,000     3,669       5,650       8,737     3,570       5,551       8,638
  13        14,135       100,000    100,000     100,000     3,834       6,149       9,922     3,834       6,149       9,922
  14        15,640       100,000    100,000     100,000     3,968       6,643      11,203     3,968       6,643      11,203
  15        17,220       100,000    100,000     100,000     4,066       7,126      12,587     4,066       7,126      12,587
  16        18,879       100,000    100,000     100,000     4,128       7,597      14,084     4,128       7,597      14,084
  17        20,621       100,000    100,000     100,000     4,148       8,048      15,701     4,148       8,048      15,701
  18        22,450       100,000    100,000     100,000     4,118       8,473      17,445     4,118       8,473      17,445
  19        24,370       100,000    100,000     100,000     4,036       8,865      19,329     4,036       8,865      19,329
  20        26,387       100,000    100,000     100,000     3,890       9,215      21,360     3,890       9,215      21,360
  25        38,086       100,000    100,000     100,000     2,001      10,020      34,283     2,001      10,020      34,283
  30        53,018            **    100,000     100,000        **       7,937      53,994        **       7,937      53,994
  35        72,076            **         **     100,000        **          **      86,300        **          **      86,300
  40        96,398            **         **     147,469        **          **     140,447        **          **     140,447
  45       127,441            **         **     238,444        **          **     227,089        **          **     227,089

--------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 5% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE: $100,000
$760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  ---------  ---------- ---------  ---------  ----------  ---------  ---------  ----------
   1           798       100,237    100,264     100,291       237         264         291         0           0           0
   2         1,636       100,693    100,769     100,849       693         769         849         0          26         106
   3         2,516       101,128    101,282     101,449     1,128       1,282       1,449        35         189         356
   4         3,439       101,542    101,802     102,097     1,542       1,802       2,097       449         710       1,004
   5         4,409       101,935    102,331     102,795     1,935       2,331       2,795       842       1,238       1,703
   6         5,428       102,307    102,867     103,551     2,307       2,867       3,551     1,214       1,775       2,458
   7         6,497       102,660    103,413     104,369     2,660       3,413       4,369     1,567       2,321       3,277
   8         7,620       102,992    103,968     105,257     2,992       3,968       5,257     2,098       3,074       4,363
   9         8,799       103,304    104,532     106,222     3,304       4,532       6,222     2,609       3,837       5,527
  10        10,037       103,606    105,118     107,287     3,606       5,117       7,287     3,309       4,821       6,990
  11        11,337       103,918    105,747     108,483     3,918       5,747       8,483     3,721       5,549       8,285
  12        12,702       104,212    106,391     109,792     4,212       6,391       9,792     4,114       6,292       9,693
  13        14,135       104,489    107,052     111,226     4,489       7,052      11,226     4,489       7,052      11,226
  14        15,640       104,751    107,732     112,802     4,751       7,732      12,802     4,751       7,732      12,802
  15        17,220       105,003    108,438     114,540     5,003       8,438      14,540     5,003       8,438      14,540
  16        18,879       105,250    109,175     116,463     5,250       9,175      16,463     5,250       9,175      16,463
  17        20,621       105,431    109,884     118,528     5,431       9,884      18,528     5,431       9,884      18,528
  18        22,450       105,569    110,585     120,772     5,569      10,585      20,772     5,569      10,585      20,772
  19        24,370       105,662    111,275     123,211     5,662      11,275      23,211     5,662      11,275      23,211
  20        26,387       105,707    111,951     125,866     5,707      11,951      25,866     5,707      11,951      25,866
  25        38,086       104,999    114,839     143,015     4,999      14,839      43,015     4,999      14,839      43,015
  30        53,018       102,157    116,038     168,955     2,157      16,038      68,955     2,157      16,038      68,955
  35        72,076            **    113,599     207,924        **      13,599     107,924        **      13,599     107,924
  40        96,398            **    104,185     265,994        **       4,185     165,994        **       4,185     165,994
  45       127,441            **         **     351,128        **          **     251,128        **          **     251,128

--------
* If premiums are paid more frequently than annually, the above values shown above would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE:
$100,000 $760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                       Surrender Value
                       -------------------------------- ----------------------------------   ----------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross          Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:         Annual Investment Return of:
Policy  At 5% Interest -------------------------------- ----------------------------------   ----------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross    6% Gross    12% Gross    0% Gross    6% Gross    12% Gross
------  -------------- ---------  --------   ---------  --------    --------    ---------    --------    --------    ---------
   1           798       100,190    100,216     100,241        190         216          241           0           0            0
   2         1,636       100,607    100,677     100,751        607         677          751           0           0            8
   3         2,516       101,006    101,148     101,301      1,006       1,148        1,301           0          55          208
   4         3,439       101,386    101,625     101,894      1,386       1,625        1,894         293         532          801
   5         4,409       101,746    102,108     102,532      1,746       2,108        2,532         653       1,015        1,439
   6         5,428       102,085    102,597     103,219      2,085       2,597        3,219         993       1,504        2,126
   7         6,497       102,401    103,088     103,956      2,401       3,088        3,956       1,308       1,995        2,863
   8         7,620       102,694    103,581     104,749      2,694       3,581        4,749       1,800       2,687        3,855
   9         8,799       102,961    104,073     105,599      2,961       4,073        5,599       2,265       3,378        4,904
  10        10,037       103,202    104,565     106,514      3,202       4,565        6,514       2,906       4,269        6,218
  11        11,337       103,415    105,052     107,495      3,415       5,052        7,495       3,218       4,855        7,297
  12        12,702       103,597    105,532     108,546      3,597       5,532        8,546       3,498       5,433        8,447
  13        14,135       103,748    106,022     109,672      3,748       6,002        9,672       3,748       6,002        9,672
  14        15,640       103,865    106,460     110,880      3,865       6,460       10,880       3,865       6,460       10,880
  15        17,220       103,946    106,902     112,173      3,946       6,902       12,173       3,946       6,902       12,173
  16        18,879       103,988    107,325     113,558      3,988       7,325       13,558       3,988       7,325       13,558
  17        20,621       103,986    107,720     115,036      3,986       7,720       15,036       3,986       7,720       15,036
  18        22,450       103,934    108,079     116,609      3,934       8,079       16,609       3,934       8,079       16,609
  19        24,370       103,826    108,396     118,281      3,826       8,396       18,281       3,826       8,396       18,281
  20        26,387       103,654    108,658     120,052      3,654       8,658       20,052       3,654       8,658       20,052
  25        38,086       101,630    108,801     130,489      1,630       8,801       30,489       1,630       8,801       30,489
  30        53,018            **    105,610     143,522         **       5,610       43,522          **       5,610       43,522
  35        72,076            **         **     157,896         **          **       57,896          **          **       57,896
  40        96,398            **         **     169,952         **          **       69,952          **          **       69,952
  45       127,441            **         **     170,313         **          **       70,313          **          **       70,313

--------
* If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE:
$100,000 $760 BASE POLICY TARGET PREMIUM  *

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  --------   ---------  --------   --------   ---------   --------   --------   ---------
   1           798       100,000    100,000     100,000       237         264         292         0           0           0
   2         1,636       100,000    100,000     100,000       695         771         851         0          28         108
   3         2,516       100,000    100,000     100,000     1,132       1,286       1,455        39         194         362
   4         3,439       100,000    100,000     100,000     1,549       1,811       2,107       456         719       1,014
   5         4,409       100,000    100,000     100,000     1,946       2,345       2,813       854       1,253       1,720
   6         5,428       100,000    100,000     100,000     2,324       2,889       3,578     1,231       1,797       2,486
   7         6,497       100,000    100,000     100,000     2,683       3,445       4,411     1,590       2,352       3,318
   8         7,620       100,000    100,000     100,000     3,023       4,012       5,317     2,129       3,118       4,423
   9         8,799       100,000    100,000     100,000     3,345       4,590       6,305     2,649       3,895       5,610
  10        10,037       100,000    100,000     100,000     3,656       5,194       7,400     3,360       4,897       7,104
  11        11,337       100,000    100,000     100,000     3,981       5,845       8,635     3,783       5,647       8,438
  12        12,702       100,000    100,000     100,000     4,288       6,515       9,992     4,189       6,416       9,894
  13        14,135       100,000    100,000     100,000     4,580       7,205      11,487     4,580       7,205      11,487
  14        15,640       100,000    100,000     100,000     4,858       7,921      13,137     4,858       7,921      13,137
  15        17,220       100,000    100,000     100,000     5,127       8,666      14,963     5,127       8,666      14,963
  16        18,879       100,000    100,000     100,000     5,392       9,449      16,992     5,392       9,449      16,992
  17        20,621       100,000    100,000     100,000     5,596      10,214      19,194     5,596      10,214      19,194
  18        22,450       100,000    100,000     100,000     5,760      10,983      21,610     5,760      10,983      21,610
  19        24,370       100,000    100,000     100,000     5,881      11,752      24,263     5,881      11,752      24,263
  20        26,387       100,000    100,000     100,000     5,958      12,521      27,182     5,958      12,521      27,182
  25        38,086       100,000    100,000     100,000     5,461      16,177      46,950     5,461      16,177      46,950
  30        53,018       100,000    100,000     134,782     2,862      18,944      79,190     2,862      18,944      79,190
  35        72,076            **    100,000     196,136        **      19,404     129,583        **      19,404     129,583
  40        96,398            **    100,000     283,835        **      14,595     207,360        **      14,595     207,360
  45       127,441            **         **     411,057        **          **     325,564        **          **     325,564

--------
* If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE:
$100,000 $760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- --------   --------   ---------  --------   --------   ---------   --------   --------   ---------
   1           798       100,000    100,000     100,000       191         216         242         0           0           0
   2         1,636       100,000    100,000     100,000       609         680         754         0           0          10
   3         2,516       100,000    100,000     100,000     1,010       1,152       1,306         0          59         214
   4         3,439       100,000    100,000     100,000     1,393       1,634       1,904       301         541         811
   5         4,409       100,000    100,000     100,000     1,757       2,122       2,548       664       1,029       1,456
   6         5,428       100,000    100,000     100,000     2,101       2,618       3,245     1,009       1,525       2,152
   7         6,497       100,000    100,000     100,000     2,423       3,118       3,995     1,331       2,025       2,902
   8         7,620       100,000    100,000     100,000     2,723       3,622       4,805     1,829       2,728       3,911
   9         8,799       100,000    100,000     100,000     2,998       4,128       5,678     2,303       3,433       4,983
  10        10,037       100,000    100,000     100,000     3,250       4,637       6,622     2,954       4,341       6,325
  11        11,337       100,000    100,000     100,000     3,474       5,145       7,639     3,277       4,948       7,442
  12        12,702       100,000    100,000     100,000     3,669       5,650       8,737     3,570       5,551       8,638
  13        14,135       100,000    100,000     100,000     3,834       6,149       9,922     3,834       6,149       9,922
  14        15,640       100,000    100,000     100,000     3,968       6,643      11,203     3,968       6,643      11,203
  15        17,220       100,000    100,000     100,000     4,066       7,126      12,587     4,066       7,126      12,587
  16        18,879       100,000    100,000     100,000     4,128       7,597      14,084     4,128       7,597      14,084
  17        20,621       100,000    100,000     100,000     4,148       8,048      15,701     4,148       8,048      15,701
  18        22,450       100,000    100,000     100,000     4,118       8,473      17,445     4,118       8,473      17,445
  19        24,370       100,000    100,000     100,000     4,036       8,865      19,329     4,036       8,865      19,329
  20        26,387       100,000    100,000     100,000     3,890       9,215      21,360     3,890       9,215      21,360
  25        38,086       100,000    100,000     100,000     2,001      10,020      34,283     2,001      10,020      34,283
  30        53,018            **    100,000     100,000        **       7,937      53,994        **       7,937      53,994
  35        72,076            **         **     127,657        **          **      84,340        **          **      84,340
  40        96,398            **         **     174,528        **          **     127,504        **          **     127,504
  45       127,441            **         **     236,057        **          **     186,961        **          **     186,961

--------
* If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              [LOGO APPEARS HERE]



        POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117

    S8148-M 5/97

                                          John Hancock Variable Life
                                              Insurance Company

                                                              (JHVLICO)
[LOGO OF JOHN HANCOCK APPEARS HERE)

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                            JOHN HANCOCK PLACE

                       BOSTON, MASSACHUSETTS 02117

                      JOHN HANCOCK SERVICING OFFICE:

                               P.O. BOX 111

                       BOSTON, MASSACHUSETTS 02117

                  TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                               FAX 617-572-5410

                          PROSPECTUS MAY 1, 1997

  The flexible premium variable life policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by up to ten of the variable subaccounts of John Hancock Variable Life Account U (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and up to nine of the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I, (the "Fund") a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The prospectus for the Fund, which is attached to this Prospectus, describes the investment objectives, policies and risks of investing in the Portfolios of Variable Series Trust I: Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond and Equity Index.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS FOR THE FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
SUMMARY...................................................................    1
JHVLICO and JOHN HANCOCK..................................................    6
THE ACCOUNT AND THE SERIES FUND...........................................    7
THE FIXED ACCOUNT.........................................................   10
POLICY PROVISIONS AND BENEFITS............................................   10
  Requirements for Issuance of Policy.....................................   10
  Premiums................................................................   10
  Account Value and Surrender Value.......................................   13
  Death Benefits..........................................................   14
  Transfers Among Subaccounts.............................................   15
  Loan Provisions and Indebtedness........................................   17
  Default.................................................................   18
  Exchange Privilege......................................................   18
CHARGES AND EXPENSES......................................................   18
  Charges Deducted from Premiums..........................................   18
  Sales Charges...........................................................   19
  Administrative Surrender Charge.........................................   21
  Reduced Charges for Eligible Groups.....................................   21
  Charges Deducted from Account Value or Assets...........................   21
  Guarantee of Premiums and Certain Charges...............................   23
DISTRIBUTION OF POLICIES..................................................   23
TAX CONSIDERATIONS........................................................   24
  Policy Proceeds.........................................................   24
  Charge for JHVLICO's Taxes..............................................   25
  Corporate and H.R. 10 Plans.............................................   25
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO......................   26
REPORTS...................................................................   26
VOTING PRIVILEGES.........................................................   27
CHANGES THAT JHVLICO CAN MAKE.............................................   27
STATE REGULATION..........................................................   28
LEGAL MATTERS.............................................................   28
REGISTRATION STATEMENT....................................................   28
EXPERTS...................................................................   28
FINANCIAL STATEMENTS......................................................   28
APPENDIX--OTHER POLICY PROVISIONS.........................................   59
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES
 AND ACCUMULATED PREMIUMS.................................................   61

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                      INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:

                                                                        PAGE
                                                                     -----------
      Account.......................................................           7
      Account Value.................................................           1
      Age...........................................................          60
      Base Policy Target Premium....................................          19
      DAC Tax.......................................................          19
      Death Benefit.................................................          14
      Fixed Account.................................................          10
      Fund.......................................................... Front Cover
      Guaranteed Death Benefit......................................          11
      Guaranteed Death Benefit Grace Period.........................          11
      Guaranteed Death Benefit Premium..............................          11
      Indebtedness..................................................          17
      Investment Rule...............................................          12
      Loan Assets...................................................          17
      Minimum First Premium.........................................          11
      Modal Processing Date.........................................          11
      Planned Premium...............................................          11
      Policy Grace Period...........................................          11
      Portfolio..................................................... Front Cover
      Servicing Office.............................................. Front Cover
      Subaccount.................................................... Front Cover
      Sum Insured...................................................           5
      Surrender Value...............................................          13
      Target Premium................................................           2
      Valuation Date................................................           9
      Valuation Period..............................................           9
      Variable Subaccounts..........................................           9
      7-Pay Premium Limit...........................................          12

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus are flexible premium policies. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit life insurance in providing lifetime protection against economic loss resulting from the death of the insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows: A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for taxes and, from certain premiums, sales expenses. JHVLICO then places the rest of the premium into as many as ten Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Fund. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insured and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit may be either level or variable as elected by the Owner. The level death benefit provides a death benefit that generally remains fixed in amount and an Account Value that varies daily. Two versions of the level death benefit are available. The variable death benefit provides for a death benefit and Account Value that may vary daily. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while the insured is living. The Surrender Value is the Account Value less the sum of any Administrative Surrender Charge, any Contingent Deferred Sales Charge and any Indebtedness. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Sum Insured at issue is $100,000. All persons insured must be between ages 20 and 75 years at issue and meet certain health and other criteria called "underwriting standards." An insured may be eligible for the "preferred" class, which has the lowest insurance charges. The smoking status of the insured is generally reflected in the insurance charges made. Policies issued in certain jurisdictions or in connection with certain employee plans will not directly reflect the sex of the insured in either the premium rates or the charges and values under the Policy.

  The Owner of a Policy issued on a standard or preferred underwriting basis may be eligible for the Guaranteed Death Benefit feature if he or she satisfies certain other underwriting standards relating to health and occupation. This provision is applicable at no additional cost only in the first five Policy years and cannot be extended. Under this provision, the Policy will be guaranteed not to lapse during the first five Policy years, regardless of adverse investment performance, if the Owner pays the Guaranteed Death Benefit Premiums on a cumulative basis over that period.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible and the Owner may choose the amount and frequency of premium payments.

  The minimum amount of premium required at the time of Policy issue is three months of Guaranteed Death Benefit Premium. One year's Guaranteed Death Benefit Premium equals the "Target Premium" of a Policy. Unless the Guaranteed Death Benefit is in effect, if the Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  The Target Premium is equal to the annual Guaranteed Death Benefit Premium. The Target Premium is the sum of Base Policy Target Premium, an amount set forth in the Policy at issue, plus any rider premium.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT U?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts each of which corresponds to one of the Portfolios of the Fund. The assets of each variable Subaccount within the Account is invested in a corresponding Portfolio of the Fund. The Portfolios of the Funds which are currently available are Growth & Income, Large Cap Growth, Sovereign Bond, Money Market, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, International Balanced, International Opportunities, Large Cap Value, Strategic Bond, and Equity Index.

  John Hancock Variable Series Trust I pays John Hancock a fee for providing investment management services to each of its Portfolios. The Fund also pays for certain non-advisory Fund expenses. The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1996 non-advisory expenses that would have been allocated to the Fund under the allocation rules currently in effect.

                                         Other   Total Fund
                           Investment     Fund   Operating   Other Fund Expenses
       Portfolio         Management Fee Expenses  Expenses  Absent Reimbursement*
       ---------         -------------- -------- ---------- ---------------------
Managed.................     0.34%       0.03%     0.37%             N/A
Growth & Income.........     0.25%       0.03%     0.28%             N/A
Equity Index............     0.20%       0.25%     0.45%            1.61%
Large Cap Value.........     0.75%       0.25%     1.00%            1.89%
Large Cap Growth........     0.40%       0.05%     0.45%             N/A
Mid Cap Value...........     0.80%       0.25%     1.05%            2.15%
Mid Cap Growth..........     0.85%       0.25%     1.10%            2.34%
Special Opportunities...     0.75%       0.12%     0.87%             N/A
Real Estate Equity......     0.60%       0.11%     0.71%             N/A
Small Cap Value.........     0.80%       0.25%     1.05%            2.06%
Small Cap Growth........     0.75%       0.25%     1.00%            1.55%
International Balanced..     0.85%       0.25%     1.10%            1.44%
International Equities..     0.60%       0.18%     0.78%             N/A
International
 Opportunities..........     1.00%       0.25%     1.25%            2.76%
Short-Term U.S.
 Government.............     0.30%       0.25%     0.55%            0.79%
Sovereign Bond..........     0.25%       0.06%     0.31%             N/A
Strategic Bond..........     0.75%       0.25%     1.00%            1.57%
Money Market............     0.25%       0.07%     0.32%             N/A

--------

* John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of the Portfolio's average daily net assets.

  For a full description of the Fund, see the Prospectus for the Fund attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge Deduction from Premium. A charge deducted from premium payments equal to no more than 4% of the Target Premium received in any Policy year. JHVLICO currently intends to waive this deduction from premiums received after the first 10 Policy years.

  Contingent Deferred Sales Charge. A charge deducted from Account Value if the Policy lapses or is surrendered during the first 12 Policy years. The amount of the charge depends upon the Policy year in which lapse or surrender occurs. The charge will never be higher than 26% of Base Policy Target Premiums paid to date. The total charges for sales expenses over the lesser of 20 years or the life expectancy of the insured will not exceed 9% of the Target Premium payments under the Policy, assuming all Target Premiums are paid.

  Administrative Surrender Charge. A charge deducted from Account Value if the Policy lapses or is surrendered in the first 9 Policy years. The amount of the charge depends upon the Policy year in which lapse or surrender occurs and the Policy's Sum Insured at that time. The maximum charge is $5 per $1,000 of current Sum Insured.

  Issue Charge. A charge deducted monthly from Account Value at the rate of $20 per month for the first 12 Policy months.

  Maintenance Charge. A charge deducted monthly from Account Value in an amount equal to no more than $8 (currently $6) for all Policy years.

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of the insured and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value. JHVLICO currently intends to reduce this charge beginning the tenth Policy year.

  Charge for Mortality and Expense Risks. A charge deducted daily from the variable Subaccounts at a maximum effective annual rate of .90% (currently
 .60%) of the assets of each variable Subaccount.

  Charge for Extra Mortality Risks. An additional charge, depending upon the age of the insured and the degree of additional mortality risk, required if the insured does not qualify for the standard or preferred underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider. Any such additional charge is deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 deducted from Account Value at the time of withdrawal.

  See "Charges and Expenses", for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes".

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to one or more of its Subaccounts on the date of issue of the Policy. The initial net premium is the gross premium less the sales charge deducted from certain premium payments and less the charges deducted from all premiums for state premium taxes and the Federal DAC Tax charge. These charges also apply to subsequent premium payments. Net premiums derived from payments received after the issue date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any one but not more than ten of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts.

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies". Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  Three death benefit options are available at the time of application for a Policy.

  Option 1: Level Death Benefit. A level death benefit equal to the Sum Insured or, if greater, the Account Value multiplied by the applicable Corridor Factor.

  Option 2: Variable Death Benefit. A variable death benefit equal to the Sum Insured plus any Account Value, or, if greater, the Account Value multiplied by the applicable Corridor Factor.

  Option 3: Level Death Benefit With Greater Funding. A level death benefit equal to the Sum Insured, or, if greater, the Account Value multiplied by the applicable Death Benefit Factor. It differs from the level death benefit option described above in that a greater amount of premium payments can generally be made by the Owner.

  Under each of the Options, an alternative death benefit is computed that is equal to the Account Value multiplied by a Corridor Factor or a Death Benefit Factor to increase the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits"; "Definition of Life Insurance" and "Tax Considerations".

  Under the Guaranteed Death Benefit provision, the Policy is guaranteed not to lapse during the first 5 Policy years, provided that, on each Modal Processing Date, the amount of cumulative premiums paid, minus any withdrawals, is at least equal to the cumulative amount of Guaranteed Death Benefit Premiums due to date. This provision applies only if the insured is in the preferred or standard underwriting risk class and satisfies certain other underwriting standards relating to health and occupation.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  After the first Policy year the Owner may obtain a Policy loan. Assuming no Indebtedness (see below), the maximum amount of any loan in Policy years two and three is 75% of that portion of the Surrender Value attributable to variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments; thereafter the maximum is 90% of that portion of Surrender Value attributable to variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5.0% in the first 20 Policy years and 4.50% thereafter. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                           JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all states other than New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                        THE ACCOUNT AND THE SERIES FUND

THE ACCOUNT

  The Account, a separate account established under Massachusetts law, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Fund, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Fund and made available to Owners.

THE SERIES FUND

  The Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. The Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectus for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

  Growth & Income Portfolio. The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed by management to offer growth potential over both the intermediate and long-term.

  Large Cap Growth Portfolio. The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

  Sovereign Bond Portfolio. The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation.

  Money Market Portfolio. The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money market instruments.

  Managed Portfolio. The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

  Real Estate Equity Portfolio. The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

  International Equities Portfolio. The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

  Special Opportunities Portfolio. The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

  Short-Term U.S. Government Portfolio. The investment objective of this Portfolio is to provide a high level of current income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

  Equity Index Portfolio: The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

  Large Cap Value Portfolio: The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investment in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

  Mid Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing largely in common stocks of medium capitalization companies.

  Mid Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

  Small Cap Growth Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

  Small Cap Value Portfolio: The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

  Strategic Bond Portfolio: The investment objective of this Portfolio is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity, from a portfolio of domestic and international fixed income securities.

  International Opportunities Portfolio: The investment objective of this Portfolio is to provide capital appreciation through investment in common stocks of primarily well-established, non-United States companies.

  International Balanced Portfolio: The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

  John Hancock acts as the investment manager for the Portfolios described above, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc., with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Growth & Income, Large Cap Growth, Managed, Real Estate Equity and Short-Term U.S. Government Portfolios. Another indirectly owned subsidiary, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, and its subsidiary, John Hancock Advisers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the International Portfolio, and John Hancock Advisers, Inc. does likewise with respect to the Sovereign Bond, Small Cap Growth and Special Opportunities Portfolios.

  T. Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is sub-investment adviser to the Equity Index Portfolio. INVESCO Management and Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios of the Fund which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of the Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectus and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Consequently, if an Owner pays the Required Premiums, allocates all net premiums only to the Fixed Account, and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit will be determinable and guaranteed. Transfers from the Fixed Account are subject to certain limitations (see "Transfers Among Subaccounts"), and charges will vary somewhat for Account Value allocated to the Fixed Account. See "Charges Deducted From Account Value".

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Sum Insured at issue of $100,000. At the time of issue, the insured must be age 20 through 75. All persons insured must meet certain health and other criteria called "underwriting standards". The smoking status of each insured is reflected in the insurance charges made.

  Policies issued in certain jurisdictions or in connection with certain employee plans will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. The illustrations set forth in this Prospectus are sex-distinct and, therefore, do not reflect the sex-neutral rates, charges, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment meets the requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of the insured at issue, the Policy's Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be in full force and effect. See "Death Benefits". There is no grace period for the payment of the Minimum First Premium. The minimum amount of premium required at the time of Policy issue is three months of Guaranteed Death Benefit Premium. However, an automatic check writing program ("premiumatic") may be available to an Owner interested in making monthly premium payments and, if utilized by an Owner, only one month of Guaranteed Death Benefit Premium need be paid to satisfy the minimum amount.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a Policy grace period, unless the Guaranteed Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. The estimated charges will equal three times the monthly Policy charges then due. See "Default".

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen at the frequency chosen, whether quarterly, monthly, semi-annually or annually. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance". The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. If the payment of a given premium will cause the Account Value to increase to such an extent that an increase in death benefit is necessary to satisfy Federal tax law requirements, JHVLICO has the right to not accept the excess portion of that premium payment, or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to prevent the Policy from lapsing. Also, if an Owner has elected to use the "guideline premium and cash value corridor" test for Federal income tax purposes, JHVLICO will not accept the portion of any premium that exceeds the maximum amount prescribed under that test.

  Guaranteed Death Benefit Premiums. A Guaranteed Death Benefit feature may apply during the first five Policy years. See "Death Benefits". The Guaranteed Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of the insured at issue, the Sum Insured at issue and any additional benefits selected. This premium will equal 1/12th of the Target Premium for Owners electing a monthly premium payment mode; 1/4 of the Target Premium for Owners electing the quarterly mode; 1/2 of the Target Premium for owners electing the semi-annual mode; and the Target Premium for Owners electing the annual mode. The due date for each premium is referred to as the Modal processing date. To keep the Guaranteed Death Benefit in effect, the amount of actual premiums paid minus any withdrawals must at each Modal processing date be at least equal to the Guaranteed Death Benefit Premiums due to date. If this test is not satisfied on any Modal processing date, JHVLICO will notify the Owner of the shortfall immediately and a Guaranteed Death Benefit grace period will commence as of that anniversary. The Guaranteed Death Benefit grace period will end on the second monthly processing date after the determination of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the Guaranteed Death

Benefit grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the Guaranteed Death Benefit grace period, the Guaranteed Death Benefit feature will permanently lapse with no possibility of restoration. The Guaranteed Death Benefit is only available if the insured's underwriting class is standard or preferred and the insured meets certain other underwriting standards relating to health and occupation.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for a Planned Premium other than the Guaranteed Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual, quarterly or monthly basis. An automatic check-writing program ("premiumatic") may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the state premium tax charge, any sales charge, and the Federal DAC Tax charge. See "Charges and Expenses". The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to as many as ten of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

    (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

    (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

    (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or reinstatement or other material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations". If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact. When it identifies such an excess premium, JHVLICO sends the Owner immediate notice and refunds the excess premium if it has not received notice of the acknowledgement by the time the premium payment check has had a reasonable time to clear the banking system, but in no case longer than two weeks.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value and by any partial withdrawal, increased or decreased by the investment experience of the Subaccounts and increased by net premiums received. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less the sum of any Administrative Surrender Charge, any Contingent Deferred Sales Charge, and any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while the insured is living and the Policy is not in a Policy grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request and the surrendered Policy.

  A portion of the Contingent Deferred Sales Charge, equal to 20% of premiums paid in the second Policy year up to one Base Policy Target Premium, will be waived in calculating the second Policy year's Surrender Value.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time provided that the Policy is not in a Policy grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Servicing Office.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  The effect of a withdrawal, including its associated charge, upon the death benefit depends upon the death benefit option in effect.

  Option 1. Level Death Benefit. Any withdrawal will first be deducted from Account Value until the Account Value, multiplied by the appropriate Corridor Factor, is no higher than the Sum Insured. Thereafter, both the Sum Insured and the Account Value will be reduced by the remaining amount of the withdrawal. If the Account Value multiplied by the appropriate Corridor Factor does not exceed the Sum Insured at the time of the withdrawal, the withdrawal will reduce both the Sum Insured and the Account Value.

  Option 2. Variable Death Benefit. Any withdrawal will be deducted from Account Value and will not affect the Sum Insured. Nonetheless, because Account Value will be reduced, the death benefit under this option also will be reduced.

  Option 3. Level Death Benefit with Greater Funding. Any withdrawal will first be deducted from Account Value until the Account Value, multiplied by the appropriate Death Benefit Factor, is no higher than the Sum Insured. Thereafter, both the Sum Insured and the Account Value will be reduced by any remaining amount of the withdrawal. If the Account Value multiplied by the appropriate Death Benefit Factor does not exceed the Sum Insured at the time of the withdrawal, the withdrawal will reduce both the Sum Insured and the Account Value.

  A surrender or withdrawal may have significant tax consequences. See "Tax Considerations".

  JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's Sum Insured to fall below $100,000.

DEATH BENEFITS

  The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the insured dies during a Policy grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Sum Insured and the death benefit option selected by the Owner. At the time of application for a Policy, the Owner must select from among three death benefit options. After issue of the Policy the Owner may change the selection from Option 1 to Option 2 or vice versa, subject to such evidence of insurability as JHVLICO may require. The three options are:

  Option 1: Level Death Benefit: Under this option, the death benefit will equal the Sum Insured, unless the Account Value multiplied by the Corridor Factor produces a higher death benefit. The Corridor Factor depends upon the attained age of the insured. The Corridor Factor decreases slightly (or remains the same at older and younger ages) from year to year as the attained age of the insured increases. A complete list of Corridor Factors is set forth in the Policy. The Policy will be subject under this option to the "guideline premium and cash value corridor" test as defined by Internal Revenue Code ("Code") Section 7702. This option will offer the best opportunity for the Account Value under a Policy to increase without increasing the death benefit as quickly as it might under the other options. When the Account Value multiplied by the Corridor Factor exceeds the Sum Insured, the death benefit will increase whenever there is an increase in the Account Value and will decrease whenever there is a decrease in the Account Value, but never below the Sum Insured.

  Option 2: Variable Death Benefit: Under this option, the death benefit will equal the Sum Insured plus any Account Value, unless the Account Value multiplied by the Corridor Factor produces a higher death benefit. The Corridor Factor depends upon the then attained age of the insured. The Corridor Factor decreases slightly (or remains the same at older and younger ages) from year to year as the attained age of the insured increases. A complete list of Corridor Factors is set forth in the Policy. Under this option the Policy will be subject to the

"guideline premium and cash value corridor" test as defined by Code Section 7702. This option will offer the best opportunity for the Owner who would like to have an increasing death benefit as early as possible. The death benefit will increase whenever there is an increase in the Account Value and will decrease whenever there is a decrease in the Account Value, but never below the Sum Insured.

  Option 3: Level Death Benefit With Greater Funding: Under this option, the death benefit will equal the Sum Insured, unless the Account Value, multiplied by the Death Benefit Factor, gives a higher death benefit. The Death Benefit Factor depends upon the sex, smoking status and then attained age of the insured. The Death Benefit Factor decreases slightly from year to year as the attained age of the insured increases. A complete list of Death Benefit Factors is set forth in the Policy. Under this option, the death benefit will be subject to the "cash value accumulation" test as defined by Code Section 7702. This option will offer the best opportunity for the Owner who is looking for an increasing death benefit in later Policy years and/or would like to fund the policy at the "7-pay" limit for the full 7 years. When the Account Value multiplied by the Death Benefit Factor exceeds the Sum Insured, the death benefit will increase whenever there is an increase in the Account Value and will decrease whenever there is a decrease in the Account Value, but never below the Sum Insured.

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current Federal tax law can be used to determine if a Policy complies with the definition of life insurance in Section 7702 of the Code.

  The "guideline premium and cash value corridor" test limits the amount of premiums payable under a Policy to a certain amount for an insured of a particular age and sex. The test also applies a prescribed "Corridor Factor" to determine a minimum ratio of death benefit to Account Value.

  The "cash value accumulation test" also limits the amount of premiums payable under a Policy to a prescribed amount, using a minimum ratio of death benefit to a Account Value, but employs as a standard a "net single premium" computed in compliance with the Code. If the Account Value under a Policy is at any time greater than the net single premium at the insured's age and sex for the proposed death benefit, the death benefit will be increased automatically by multiplying the Account Value by a "Death Benefit Factor" computed in compliance with the Code.

  Guaranteed Death Benefit. During the first 5 Policy years the Policy is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Modal Processing Date minus any withdrawals is at least equal to the sum of the cumulative Guaranteed Death Benefit Premiums due to date and (2) the insured is in the standard or preferred underwriting class and satisfies certain other underwriting standards relating to health and occupation. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed and the Policy may lapse if the Account Value falls to a low level.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers among Subaccounts may be made while the Policy is in a grace period.

  If the Owner requests a reallocation which would result in amounts being held in more than ten Subaccounts, such reallocation will not be effective and a revised reallocation may be chosen in order that amounts will be reallocated to no more than ten Subaccounts.

  Dollar Cost Averaging. A scheduled monthly transfer option is available to Owners seeking to take advantage of "dollar cost averaging". This option provides for the automatic transfer on a monthly basis of a dollar amount chosen by the Owner from the Money Market Subaccount to any of the other variable Subaccounts.

  Eligibility for this option is limited to an Owner who has $2,500 or more in the Money Market Subaccount on the day the transfer is scheduled to begin. Scheduled transfers may be made to any one or more but not more than nine of any other variable Subaccounts but the amount to be transferred monthly to any Subaccount must be $100 or more.

  Once the election is received in form satisfactory to JHVLICO at its Servicing Office, transfers will begin on the second monthly processing date following its receipt. To make an election or if you have any questions with respect to this provision, call 1-800-732-5543.

  Once elected, the scheduled monthly transfer option will remain in effect until the receipt of written notice from the Owner by JHVLICO at its Servicing Office of cancellation of the option or receipt of notice of the death of the insured, whichever first occurs.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or by sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provision. Loans may be made at any time a Loan Value is available after the first Policy year. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. Assuming no outstanding Indebtedness, in Policy years two and three the Loan Value will be 75% of that portion of the Surrender Value attributable to the variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments and, in later Policy years, 90% of that portion of the Surrender Value attributable to variable Subaccount investments, plus 100% of that portion of the Surrender Value attributable to Fixed Account investments. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5.0% in the first 20 Policy years, and 4.50% thereafter.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness". A loan will not be permitted unless it is at least $300. The Owner may repay all or a portion of any Indebtedness while the insured is living and the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called "Loan Assets". Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3,000 of which $1,000 was borrowed from the Fixed Account, then upon a repayment of $1,500, $500 would be allocated to the Fixed Account and the remaining $1,000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and, thereafter, .5% less than the loan interest rate. This rate will usually be different than the net return for the Subaccounts. Since the Loan Account and the remaining portion of the Account Value will generally have different rates of investment return, the Account Value, the Surrender Value, and any death benefit above the Sum Insured are permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds the Surrender Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, unless a repayment of the excess Indebtedness is made within that period.

  If a Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations".

DEFAULT

  Grace Period, Default and Lapse. Unless the 5 Year Guaranteed Death Benefit is in force, at the beginning of each Policy month JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a Policy grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the Policy grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  Lapse can have significant tax consequences. See "Tax Considerations--Policy Proceeds". If the Guaranteed Death Benefit has been in effect and lapses at the end of a Guaranteed Death Benefit grace period (as described in "Premiums--Guaranteed Death Benefit Premiums"), the usual default, Policy grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the Policy month in which the lapse of the Guaranteed Death Benefit occurs.

  The insurance under the Policy continues in full force during any grace period but, if the insured dies during the Policy grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period. If in the Policy grace period, the notice will specify the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the Policy grace period. If in the Guaranteed Death Benefit grace period, the notice will specify the amount which must be paid to continue the Guaranteed Death Benefit feature in force.

  Reinstatement. A lapsed Policy may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the applicable grace period. A reinstatement of the Policy may be treated as a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations".

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                           -------------------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

                             CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to part of the sales charges (see "Sales Charges" below), the following charges are deducted from premiums:

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. The 2.35% rate is the average state premium tax rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax". JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGES

  Charges are made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies".

  From Premiums. Part of the sales charge is deducted from premiums received. The amount is 4% of the premiums received in any Policy year that do not exceed that year's total Target Premium. The Target Premium is established at issue and is the sum of Base Policy Target Premium and any rider premium. The Base Policy Target Premium is set forth in the Policy. Target Premiums will vary based on the issue age, sex, smoking status and underwriting class of the insured. JHVLICO currently intends to make this deduction only in the first 10 Policy years, but this is not contractually guaranteed and the right is reserved to continue deductions over a longer period. Because the Policies were first offered for sale in 1994, no Policies have yet been outstanding for more than 10 years.

  JHVLICO will waive a portion of the sales charge (it is currently waiving a portion equal to 2% of all premiums from which sales charges are deducted) otherwise to be deducted from premiums under a Policy with a current Sum Insured of $250,000 or higher. The continuation of this waiver is not contractually guaranteed and the waiver may be withdrawn or modified by JHVLICO in the future.

  No sales charge is deducted from a premium payment received in excess of one Target Premium in any Policy year.

  Contingent Deferred Sales Charge. The remainder of the sales charge will be deducted only if the Policy is surrendered or stays in default past its grace period. This second part is the Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge, however, will not be deducted for a Policy that lapses or is surrendered on or after the Policy's twelfth anniversary, and it will be reduced for a Policy that lapses or is surrendered between the end of the seventh Policy year and the end of the twelfth Policy year.

  The Contingent Deferred Sales Charge is computed as a percentage of Base Policy Target Premiums paid in accordance with the following schedule:

                                                             Maximum Contingent
       For Surrenders or Lapses Effective During:          Deferred Sales Charge
       ------------------------------------------          ---------------------
       Policy Year 1                                26% of premiums received in Policy
                                                     Year 1 up to 1 Base Policy Target
                                                     Premium*
       Policy Year 2                                26% of premiums received in Policy
                                                     Years 1 and 2 up to 1 Base Policy
                                                     Target Premium in each year
       Policy Years 3-7                             26% of premiums received in Policy
                                                     Years 1, 2 and 3 up to to 1 Base
                                                     Policy Target Premium in each year
       Policy Year 8                                83.33% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 9                                66.67% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 10                               50% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 11                               33.33% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 12                               16.67% of the Maximum Contingent
                                                     Deferred Sales Charge for Policy
                                                     Year 7
       Policy Year 13 and later                     0

--------
  *The amount of the Contingent Deferred Sales Charge is calculated on the basis of the Base Policy Target Premium for the age of the insured at the time of issue of the Policy.

  The Contingent Deferred Sales Charge reaches its maximum at the end of the third Policy year, stays level through the seventh Policy year, and is reduced by an equal amount at the beginning of each Policy year thereafter until it reaches zero in Policy year 13. At issue ages higher than age 54, the maximum is reached at an earlier Policy year, and may be reduced to zero over a shorter number of years.

  Effect of Premium Payment Pattern. An Owner may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first Policy year or paying more than one Target Premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten Target Premiums of $1,000 each would pay total premium sales charges of $400 and be subject to a maximum Contingent Deferred Sales Charge of $780 if he paid $1,000 in each of the first ten Policy years, but would pay only a $200 premium sales charge and $520 Contingent Deferred Sales Charge if he paid $2,000 (i.e., two times the Target Premium amount) in every other Policy year up to the tenth Policy year. However, delaying the payment of Target Premiums to later Policy years could increase the risk that the Account Value will be insufficient to pay monthly Policy charges as they come due and that, as a result, the Policy will lapse and eventually terminate. See "Default". Conversely, accelerating the payment of Target Premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit".

ADMINISTRATIVE SURRENDER CHARGE

  A charge is made if the Policy is surrendered or lapses in the first nine Policy years to recover administrative expenses relating to the Policy which would not otherwise be recouped. The maximum charge in Policy years 1 through 7 is $5 per $1,000 of current Sum Insured, in Policy year 8 is $4 per $1,000 of current Sum Insured and in Policy year 9 is $3 per $1,000 of current Sum Insured.

  This charge is made to compensate JHVLICO for expenses incurred in connection with the underwriting, issuance and maintenance of the Policy which may not be recovered upon the early surrender or lapse of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charges, Administrative Surrender Charge and Issue Charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct monthly from Account Value an Issue Charge equal to $20 per month for the first 12 Policy months to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Maintenance charge. JHVLICO will deduct from the Account Value a monthly charge not to exceed $8 for all Policy years. The current monthly charge is $6.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of the insured and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value. The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of the insured and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables set forth in the Policy.

  A reduction in the insurance charge may be made to a Policy beginning on the first day of the first month in the tenth Policy year. This reduction is not guaranteed but it is JHVLICO's present intention to effect this reduction in the tenth and following Policy years as long as the Policy is in force.

  The amount of the reduction will depend upon the length of time the Policy has been in force. In the tenth Policy year the monthly insurance charge will be reduced by an amount equal to a percentage of the then Account Value. This percentage will begin at an effective annual rate of .20% in the tenth Policy year and increase annually by .01% through and including the thirtieth Policy year. Thereafter the percentage reduction each year the Policy remains in force will be at an effective annual rate of .40%.

  For example, it is expected that the reduction percentage in Policy year 11 would be at an effective annual rate of .21%, in Policy year 20 would be .30% and in Policy year 30 would be .40%.

  JHVLICO reserves the right to modify or discontinue this reduction. Because the Policies were first offered for sale in 1994, no reductions have yet been made.

  Lower current insurance rates are offered at most ages for insureds who are eligible for the preferred underwriting class of the Policy.

  JHVLICO also charges lower current insurance rates under a Policy with a current Sum Insured of $250,000 or higher, but these lower rates are not contractually guaranteed and may be withdrawn at some future date.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .90% of the value of the assets of each variable Subaccount attributable to the Policy. The current charge is at an effective annual rate of .60%. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard or preferred underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the age of the insured and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value. Alternatively, the charge may take the form of an additional insurance charge as described above.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider. Any such additional charge is deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value". The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fees and Other Fund Expenses. The Account purchases shares of the Fund at net asset value, a value which reflects the deduction from the assets of the Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described briefly in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectus for the Fund.

  The monthly deductions from Account Value described above are deducted on the date of issue and on each monthly processing date thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Death Benefit Premium is guaranteed not to increase. The state premium tax charge, the Federal DAC Tax charge, the Administrative Surrender Charge, the Issue Charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The maintenance charge, the sales charges, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                           DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock, Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 14% of the target premium paid in each of the first 10 Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any Policy year in excess of the target premium is 2%.

  In addition, Distributors' representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts V and S. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.


                              TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance". If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance, JHVLICO believes the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if the Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

CORPORATE AND H.R. 10 PLANS

  The Policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized.

             BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

   Directors                           Principal Occupations
   ---------                           ---------------------
   David F. D'Alessandro  Chairman of the Board and Chief Executive Offi-
                          cer of JHVLICO; Senior Executive Vice President
                          and Director, John Hancock Mutual Life Insurance
                          Company.
   Henry D. Shaw          Vice Chairman of the Board and President of
                          JHVLICO; Senior Vice President, John Hancock Mu-
                          tual Life Insurance Company.
   Thomas J. Lee          Director of JHVLICO; Vice President, John Han-
                          cock Mutual Life Insurance Company.
   Michele G. Van Leer    Director of JHVLICO; Vice President, John Han-
                          cock Mutual Life Insurance Company.
   Ronald J. Bocage       Director, Vice President and Counsel of JHVLICO;
                          Vice President and Counsel, John Hancock Mutual
                          Life Insurance Company.
   Joseph A. Tomlinson    Director and Vice President of JHVLICO; Vice
                          President, John Hancock Mutual Life Insurance
                          Company.
   Robert R. Reitano      Director of JHVLICO; Vice President, John Han-
                          cock Mutual Life Insurance Company.
   Robert S. Paster       Director of JHVLICO; Second Vice President, John
                          Hancock Mutual Life Insurance Company.
   Barbara L. Luddy       Director and Actuary of JHVLICO; Second Vice
                          President, John Hancock Mutual Life Insurance
                          Company.
   Daniel L. Ouellette    Vice President, Marketing, of JHVLICO; Vice
                          President, John Hancock Mutual Life Insurance
                          Company.
   Patrick F. Smith       Controller of JHVLICO; Assistant Controller,
                          John Hancock Mutual Life Insurance Company.

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Fund. JHVLICO will vote the shares of each of the Portfolios of the Fund which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Fund's shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Fund held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Funds' meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of the Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Fund. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or the Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of the Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be

JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                               STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  Legal matters in connection with the Policies described in this Prospectus have been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                            REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of JHVLICO and the Account included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Randi M. Sterrn, F.S.A., an Actuary of JHVLICO.

                             FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996

                    Large Cap   Sovereign   International Small Cap  International  Mid Cap   Large Cap     Money     Mid Cap
                     Growth        Bond       Equities      Growth     Balanced      Growth     Value      Market      Value
                   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                   ----------- ------------ ------------- ---------- ------------- ---------- ---------- ----------- ----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $65,826,786 $216,724,318  $15,676,880  $1,203,845   $217,329     $567,251  $2,924,101 $50,801,546  $359,228
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........          --           --           --          --         --           --          --          --        --
Policy loans and
 accrued interest
 receivable......   13,529,134   52,294,393    2,268,378                                                  12,867,387
Receivable from:
 John Hancock
  Variable Series
  Trust I........       23,279      147,825        8,055         409        261          111       2,355      77,379       377
 M Fund Inc. ....          --           --           --          --         --           --          --          --        --
                   ----------- ------------  -----------  ----------   --------     --------  ---------- -----------  --------
TOTAL ASSETS.....   79,379,199  269,166,536   17,953,313   1,204,254    217,590      567,362   2,926,456  63,746,312   359,605
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........       22,075      143,762        7,784         389        258          102       2,307      76,413       371
Asset charges
 payable.........        1,204        4,063          271          20          3            9          48         966         6
                   ----------- ------------  -----------  ----------   --------     --------  ---------- -----------  --------
TOTAL
 LIABILITIES.....       23,279      147,825        8,055         409        261          111       2,355      77,379       377
                   ----------- ------------  -----------  ----------   --------     --------  ---------- -----------  --------
Net Assets.......  $79,355,920 $269,018,711  $17,945,258  $1,203,845   $217,329     $567,251  $2,924,101 $63,668,933  $359,228
                   =========== ============  ===========  ==========   ========     ========  ========== ===========  ========
                      Special    Real Estate
                   Opportunities   Equity
                    Subaccount   Subaccount
                   ------------- -----------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........   $6,900,122   $ 9,861,910
Investments in
 shares of
 portfolios of M
 Fund Inc., at
 value...........          --            --
Policy loans and
 accrued interest
 receivable......                  1,788,166
Receivable from:
 John Hancock
  Variable Series
  Trust I........       11,505         8,058
 M Fund Inc. ....          --            --
                   ------------- -----------
TOTAL ASSETS.....    6,911,627    11,658,134
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........       11,392         7,883
Asset charges
 payable.........          113           175
                   ------------- -----------
TOTAL
 LIABILITIES.....       11,505         8,058
                   ------------- -----------
Net Assets.......   $6,900,122   $11,650,076
                   ============= ===========

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

DECEMBER 31, 1996

                                             Short-Term                                                              Edinburgh
                     Growth &                   U.S.    Small Cap  International   Equity   Strategic  Turner Core International
                      Income      Managed    Government   Value    Opportunities   Index       Bond      Growth       Equity
                    Subaccount   Subaccount  Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount   Subaccount
                   ------------ ------------ ---------- ---------- ------------- ---------- ---------- ----------- -------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........  $624,414,237 $300,159,311  $328,711   $891,733   $1,306,509    $343,746   $677,446    $   --       $   --
Investments in
 portfolios of
 M Fund Inc., at
 value...........           --           --        --         --           --          --         --      12,490       44,456
Policy loans and
 accrued interest
 receivable......   131,830,597   62,263,515
Receivable from:
 John Hancock
  Variable Series
  Trust I........        71,816      142,881        68      1,824           96         468      1,624        --           --
 M Fund Inc......           --           --        --         --           --          --         --         --             1
                   ------------ ------------  --------   --------   ----------    --------   --------    -------      -------
TOTAL ASSETS.....   756,316,650  362,565,707   328,779    893,557    1,306,605     344,214    679,070     12,490       44,457
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........        60,388      137,434        63      1,810           75         462      1,613        --           --
Asset charges
 payable.........        11,428        5,447         5         14           21           6         11        --             1
                   ------------ ------------  --------   --------   ----------    --------   --------    -------      -------
TOTAL
 LIABILITIES.....        71,816      142,881        68      1,824           96         468      1,624        --             1
                   ------------ ------------  --------   --------   ----------    --------   --------    -------      -------
Net Assets.......  $756,244,834 $362,422,826  $328,711   $891,733   $1,306,509    $343,746   $677,446    $12,490      $44,456
                   ============ ============  ========   ========   ==========    ========   ========    =======      =======
                     Frontier
                     Capital
                   Appreciation
                    Subaccount
                   ------------
Assets
Investments in
 shares of
 portfolios of
 John Hancock
 Variable Series
 Trust I, at
 value...........    $   --
Investments in
 portfolios of
 M Fund Inc., at
 value...........     43,177
Policy loans and
 accrued interest
 receivable......
Receivable from:
 John Hancock
  Variable Series
  Trust I........        --
 M Fund Inc......          1
                   ------------
TOTAL ASSETS.....     43,178
Liabilities
Payable to John
 Hancock Variable
 Life Insurance
 Company.........        --
Asset charges
 payable.........          1
                   ------------
TOTAL
 LIABILITIES.....          1
                   ------------
Net Assets.......    $43,177
                   ============

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

STATEMENTS OF OPERATIONS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                   International Equities
                       Large Cap Growth Subaccount            Sovereign Bond Subaccount                  Subaccount
                   ------------------------------------  -------------------------------------  -----------------------------
                      1996         1995        1994         1996         1995         1994         1996      1995     1994
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
Investment
 Income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust I........  $ 9,763,606  $ 3,899,925 $ 1,782,463  $15,986,241  $16,214,565 $ 13,598,258  $  166,193 $114,316 $ 150,711
 M Fund Inc. ....          --           --          --           --           --           --          --       --        --
 Interest income
  on policy
  loans..........      881,144      755,070     571,576    3,908,756    3,820,851    3,640,202     161,938  146,076   103,567
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
TOTAL INVESTMENT
 INCOME..........   10,644,750    4,654,995   2,354,039   19,894,997   20,035,416   17,238,460     328,131  260,392   254,278
Expenses:
 Mortality and
  expense
  risks..........      381,331      278,461     216,050    1,444,137    1,372,266    1,302,570      85,694   65,044    51,915
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
NET INVESTMENT
 INCOME (LOSS)...   10,263,419    4,376,534   2,137,989   18,450,860   18,663,150   15,935,890     242,437  195,348   202,363
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized
  gain (loss)....      840,044      465,096     549,396      690,912      331,252      301,782     254,188  294,206   146,459
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     (889,487)   6,578,435  (2,618,550)  (8,059,332)  18,687,187  (18,898,104)    676,006  353,155  (863,194)
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.....      (49,443)   7,043,531  (2,069,154)  (7,368,420)  19,018,439  (18,596,322)    930,194  647,361  (716,735)
                   -----------  ----------- -----------  -----------  ----------- ------------  ---------- -------- ---------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......  $10,213,976  $11,420,065 $    68,835  $11,082,440  $37,681,589 $ (2,660,432) $1,172,631 $842,709 $(514,372)
                   ===========  =========== ===========  ===========  =========== ============  ========== ======== =========
                    Small Cap  International
                     Growth      Balanced
                   Subaccount   Subaccount
                   ----------- -------------
                      1996*        1996*
                   ----------- -------------
Investment
 Income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust I........   $  1,207      $2,850
 M Fund Inc. ....        --          --
 Interest income
  on policy
  loans..........        --          --
                   ----------- -------------
TOTAL INVESTMENT
 INCOME..........      1,207       2,850
Expenses:
 Mortality and
  expense
  risks..........      2,956         301
                   ----------- -------------
NET INVESTMENT
 INCOME (LOSS)...     (1,749)      2,549
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized
  gain (loss)....     (2,047)         65
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........    (24,023)      3,632
                   ----------- -------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.....    (26,070)      3,697
                   ----------- -------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......   $(27,819)     $6,246
                   =========== =============

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                   Mid Cap Growth Large Cap Value                                  Mid Cap Value  Special Opportunities
                     Subaccount     Subaccount        Money Market Subaccount       Subaccount          Subaccount
                   -------------- --------------- -------------------------------- ------------- ------------------------
                       1996*           1996*         1996       1995       1994        1996*       1996     1995   1994**
                   -------------- --------------- ---------- ---------- ---------- ------------- -------- -------- ------
Investment
 Income:
 Distributions
  received from:
 John Hancock
  Variable Series
  Trust I........     $ 1,635        $ 72,511     $2,527,378 $2,690,892 $1,862,712    $ 7,418    $265,602 $ 39,684 $   25
 M Fund Inc......         --              --             --         --         --         --          --       --     --
 Interest income
 on policy loans.         --              --         929,499    952,455    935,777        --          --       --     --
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
TOTAL INVESTMENT
INCOME...........       1,635          72,511      3,456,877  3,643,347  2,798,489      7,418     265,602   39,684     25
Expenses:
 Mortality and
  expense risks..         814           8,169        342,603    340,195    331,873        580      23,603    3,373     12
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
NET INVESTMENT
 INCOME..........         821          64,342      3,114,274  3,303,152  2,466,616      6,838     241,999   36,311     13
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
 Net realized
  gain (loss)....       1,295          11,265            --         --         --       1,099     125,955   11,582     (2)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........      (3,899)        197,424            --         --         --      23,234     615,079  124,460  1,019
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.....      (2,604)        208,689            --         --         --      24,333     741,034  136,042  1,017
                      -------        --------     ---------- ---------- ----------    -------    -------- -------- ------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......     $(1,783)       $273,031     $3,114,274 $3,303,152 $2,466,616    $31,171    $983,033 $172,353 $1,030
                      =======        ========     ========== ========== ==========    =======    ======== ======== ======

 *From May 1, 1996 (commencement of operations).

**From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                   Real Estate Equity Subaccount        Growth & Income Subaccount                 Managed Subaccount
                   -----------------------------  --------------------------------------  --------------------------------------
                      1996      1995     1994         1996         1995         1994          1996         1995         1994
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
Investment
Income:
 Distributions
 received from:
 John Hancock
 Variable Series
 Trust I.........  $  477,763 $409,525 $ 353,259  $ 78,415,408 $ 51,822,706 $ 28,013,646  $ 37,103,617  $26,974,536 $ 10,625,950
 M Fund Inc......         --       --        --            --           --           --            --           --           --
 Interest income
 on policy loans.     117,955  121,494    99,709     9,420,070    8,594,774    7,780,984     4,337,281    3,999,425    3,637,463
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
TOTAL INVESTMENT
INCOME...........     595,718  531,019   452,968    87,835,478   60,417,480   35,794,630    41,440,898   30,973,961   14,263,413
Expenses:
 Mortality and
 expense risks...      50,069   41,982    40,183     3,854,562    3,246,229    2,876,205     1,886,000    1,677,243    1,541,565
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
NET INVESTMENT
INCOME...........     545,649  489,037   412,785    83,980,916   57,171,251   32,918,425    39,554,898   29,296,718   12,721,848
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
 Net realized
 gain (loss).....       9,177   97,602   148,913    15,416,898    6,161,063    5,831,652     3,870,923    2,658,955    2,204,918
 Net unrealized
 appreciation
 (depreciation)
 during the year.   1,862,071  184,090  (354,296)   12,987,718   81,121,360  (36,174,705)  (11,548,110)  30,787,175  (18,206,145)
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS......   1,871,248  281,692  (205,383)   28,404,616   87,282,423  (30,343,053)   (7,677,187)  33,446,130  (16,001,227)
                   ---------- -------- ---------  ------------ ------------ ------------  ------------  ----------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..  $2,416,897 $770,729 $ 207,402  $112,385,532 $144,453,674 $  2,575,372  $ 31,877,711  $62,742,848 $ (3,279,379)
                   ========== ======== =========  ============ ============ ============  ============  =========== ============
                      Short-Term U.S.
                   Government Subaccount
                   ----------------------
                    1996     1995  1994**
                   -------- ------ ------
Investment
Income:
 Distributions
 received from:
 John Hancock
 Variable Series
 Trust I.........  $11,196  $2,910  $ 25
 M Fund Inc......      --      --    --
 Interest income
 on policy loans.      --      --    --
                   -------- ------ ------
TOTAL INVESTMENT
INCOME...........   11,196   2,910    25
Expenses:
 Mortality and
 expense risks...    1,201     312     1
                   -------- ------ ------
NET INVESTMENT
INCOME...........    9,995   2,598    24
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
 Net realized
 gain (loss).....     (922)    945   --
 Net unrealized
 appreciation
 (depreciation)
 during the year.   (1,542)  1,166   (27)
                   -------- ------ ------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS......   (2,464)  2,111   (27)
                   -------- ------ ------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..  $ 7,531  $4,709  $ (3)
                   ======== ====== ======

 *From May 1, 1996 (commencement of operations).

**From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                             Edinburgh     Frontier
                          Small Cap  International                               Turner    International   Capital
                            Value    Opportunities Equity Index Strategic Bond Core Growth    Equity     Appreciation
                          Subaccount  Subaccount    Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
                          ---------- ------------- ------------ -------------- ----------- ------------- ------------
                            1996*        1996*        1996*         1996*         1996*        1996*        1996*
                          ---------- ------------- ------------ -------------- ----------- ------------- ------------
Investment Income:
 Distributions received
  from:
 John Hancock Variable
  Series Trust I........   $23,766      $ 5,965      $ 7,847       $29,029        $ --        $   --       $   --
 M Fund Inc.............       --           --           --            --           415           255          --
 Interest income on
  policy loans..........       --           --           --            --           --            --           --
                           -------      -------      -------       -------        -----       -------      -------
TOTAL INVESTMENT INCOME.    23,766        5,965        7,847        29,029          415           255          --
Expenses:
 Mortality and expense
  risks.................     2,451        3,038          575         1,782           31           122          112
                           -------      -------      -------       -------        -----       -------      -------
NET INVESTMENT INCOME
 (LOSS).................    21,315        2,927        7,272        27,247          384           133         (112)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain
  (loss)................       891          304        3,982         1,518         (238)       (1,091)      (1,199)
 Net unrealized
  appreciation
  (depreciation) during
  the year..............    49,892       57,387       13,544         6,688          456          (345)       2,105
                           -------      -------      -------       -------        -----       -------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS.........    50,783       57,691       17,526         8,206          218        (1,436)         906
                           -------      -------      -------       -------        -----       -------      -------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........   $72,098      $60,618      $24,798       $35,453        $ 602       $(1,303)     $   794
                           =======      =======      =======       =======        =====       =======      =======

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                        Large Cap Growth Subaccount              Sovereign Bond Subaccount
                    -------------------------------------  ----------------------------------------
                       1996         1995         1994          1996          1995          1994
                    -----------  -----------  -----------  ------------  ------------  ------------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income (loss)...  $10,263,419  $ 4,376,534  $ 2,137,989  $ 18,450,860  $ 18,663,150  $ 15,935,890
 Net realized
  gains (losses)..      840,044      465,096      549,396       690,912       331,252       301,782
 Net unrealized
  appreciation
  (depreciation)
  during the year.     (889,487)   6,578,435   (2,618,550)   (8,059,332)   18,687,187   (18,898,104)
                    -----------  -----------  -----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......   10,213,976   11,420,065       68,835    11,082,440    37,681,589    (2,660,432)
 From policyholder
  transactions:
 Net premiums from
  policyholders...   20,123,261   12,618,748   14,995,398    34,090,208    31,560,554    33,964,744
 Net benefits to
  policyholders...  (11,910,005)  (9,566,825) (13,285,350)  (40,719,213)  (39,010,974)  (45,032,511)
 Net increase in
  policy loans....    2,044,193    1,614,283    2,229,978       897,069     2,053,700       928,620
                    -----------  -----------  -----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....   10,257,449    4,666,206    3,940,026    (5,731,936)   (5,396,720)  (10,139,147)
                    -----------  -----------  -----------  ------------  ------------  ------------
  Net increase
   (decrease) in
   net assets.....   20,471,425   16,086,271    4,008,861     5,350,504    32,284,869   (12,799,579)
 Net Assets at
  beginning of
  year............   58,884,495   42,798,224   38,789,363   263,668,207   231,383,338   244,182,917
                    -----------  -----------  -----------  ------------  ------------  ------------
 Net Assets at end
  of year.........  $79,355,920  $58,884,495  $42,798,224  $269,018,711  $263,668,207  $231,383,338
                    ===========  ===========  ===========  ============  ============  ============
                                                           Small Cap   International
                                                             Growth      Balanced
                     International Equities Subaccount     Subaccount   Subaccount
                    -------------------------------------- ----------- -------------
                       1996         1995         1994        1996*         1996*
                    ------------ ------------ ------------ ----------- -------------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income (loss)...  $   242,437  $   195,348  $   202,363  $   (1,749)   $  2,549
 Net realized
  gains (losses)..      254,188      294,206      146,459      (2,047)         65
 Net unrealized
  appreciation
  (depreciation)
  during the year.      676,006      353,155     (863,194)    (24,023)      3,632
                    ------------ ------------ ------------ ----------- -------------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......    1,172,631      842,709     (514,372)    (27,819)      6,246
 From policyholder
  transactions:
 Net premiums from
  policyholders...    8,485,184    4,546,347    8,974,098   1,361,402     216,486
 Net benefits to
  policyholders...   (4,391,767)  (4,766,724)  (4,180,134)   (129,738)     (5,403)
 Net increase in
  policy loans....      287,879      192,805      735,457         --          --
                    ------------ ------------ ------------ ----------- -------------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....    4,381,296      (27,572)   5,529,421   1,231,664     211,083
                    ------------ ------------ ------------ ----------- -------------
  Net increase
   (decrease) in
   net assets.....    5,553,927      815,137    5,015,049   1,203,845     217,329
 Net Assets at
  beginning of
  year............   12,391,331   11,576,194    6,561,145         --          --
                    ------------ ------------ ------------ ----------- -------------
 Net Assets at end
  of year.........  $17,945,258  $12,391,331  $11,576,194  $1,203,845    $217,329
                    ============ ============ ============ =========== =============

* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                    Mid Cap   Large Cap                                              Mid Cap
                     Growth     Value                                                 Value
                   Subaccount Subaccount         Money Market Subaccount            Subaccount
                   ---------- ----------  ----------------------------------------  ----------
                     1996*      1996*         1996          1995          1994        1996*
                   ---------- ----------  ------------  ------------  ------------  ----------
Increase
 (Decrease) in
 Net Assets
 From operations:
 Net investment
  income.........   $    821  $   64,342  $  3,114,274  $  3,303,152  $  2,466,616   $  6,838
 Net realized
  gains (losses).      1,295      11,265           --            --            --       1,099
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........     (3,899)    197,424           --            --            --      23,234
                    --------  ----------  ------------  ------------  ------------   --------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....     (1,783)    273,031     3,114,274     3,303,152     2,466,616     31,171
 From
  policyholder
  transactions:
 Net premiums
  from
  policyholders..    599,576   2,999,086    15,561,906    11,104,365    11,955,284    337,092
 Net benefits to
  policyholders..    (30,542)   (348,016)  (16,132,881)  (12,775,695)  (14,818,286)    (9,035)
 Net increase
  (decrease) in
  policy loans...        --          --       (260,051)     (323,666)      124,027        --
                    --------  ----------  ------------  ------------  ------------   --------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions...    569,034   2,651,070      (831,026)   (1,994,996)   (2,738,975)   328,057
                    --------  ----------  ------------  ------------  ------------   --------
  Net increase
   (decrease) in
   net assets....    567,251   2,924,101     2,283,248     1,308,156      (272,359)   359,228
Net Assets at
 beginning of
 year............        --          --     61,385,685    60,077,529    60,349,888        --
                    --------  ----------  ------------  ------------  ------------   --------
Net Assets at end
 of year.........   $567,251  $2,924,101  $ 63,668,933  $ 61,385,685  $ 60,077,529   $359,228
                    ========  ==========  ============  ============  ============   ========
                   Special Opportunities Subaccount
                   ------------------------------------
                       1996         1995       1994**
                   ------------- ------------ ---------
Increase
 (Decrease) in
 Net Assets
 From operations:
 Net investment
  income.........  $    241,999  $    36,311  $     13
 Net realized
  gains (losses).       125,955       11,582        (2)
 Net unrealized
  appreciation
  (depreciation)
  during the
  year...........       615,079      124,460     1,019
                   ------------- ------------ ---------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations.....       983,033      172,353     1,030
 From
  policyholder
  transactions:
 Net premiums
  from
  policyholders..     5,492,467    1,682,424    37,133
 Net benefits to
  policyholders..    (1,284,991)    (182,908)     (419)
 Net increase
  (decrease) in
  policy loans...           --           --        --
                   ------------- ------------ ---------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions...     4,207,476    1,499,516    36,714
                   ------------- ------------ ---------
  Net increase
   (decrease) in
   net assets....     5,190,509    1,671,869    37,744
Net Assets at
 beginning of
 year............     1,709,613       37,744       --
                   ------------- ------------ ---------
Net Assets at end
 of year.........  $  6,900,122  $ 1,709,613  $ 37,744
                   ============= ============ =========

 *From May 1, 1996 (commencement of operations).

**From May 6, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                      Real Estate Equity Subaccount            Growth & Income Subaccount
                    -----------------------------------  ----------------------------------------
                       1996         1995        1994         1996          1995          1994
                    -----------  ----------  ----------  ------------  ------------  ------------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income..........  $   545,649  $  489,037  $  412,785  $ 83,980,916  $ 57,171,251  $ 32,918,425
 Net realized
  gains (losses)..        9,177      97,602     148,913    15,416,898     6,161,063     5,831,652
 Net unrealized
  appreciation
  (depreciation)
  during the year.    1,862,071     184,090    (354,296)   12,987,718    81,121,360   (36,174,705)
                    -----------  ----------  ----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......    2,416,897     770,729     207,402   112,385,532   144,453,674     2,575,372
 From policyholder
  transactions:
 Net premiums from
  policyholders...    3,620,035   2,176,970   3,275,364    76,046,396    73,672,198    72,117,431
 Net benefits to
  policyholders...   (2,413,828) (2,711,578) (2,843,516) (102,757,132)  (90,829,678)  (89,384,442)
 Net increase in
  policy loans....      156,802      30,224     350,970    11,816,577    10,173,483     5,694,330
                    -----------  ----------  ----------  ------------  ------------  ------------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....    1,363,009    (504,384)    782,818   (14,894,159)   (6,983,997)  (11,572,681)
                    -----------  ----------  ----------  ------------  ------------  ------------
  Net increase
   (decrease) in
   net assets.....    3,779,906     266,345     990,220    97,491,373   137,469,677    (8,997,309)
 Net Assets at
  beginning of
  year............    7,870,170   7,603,825   6,613,605   658,753,461   521,283,784   530,281,093
                    -----------  ----------  ----------  ------------  ------------  ------------
 Net Assets at end
  of year.........  $11,650,076  $7,870,170  $7,603,825  $756,244,834  $658,753,461  $521,283,784
                    ===========  ==========  ==========  ============  ============  ============
                                                                  Short-Term U.S.
                              Managed Subaccount               Government Subaccount
                    ----------------------------------------- ---------------------------
                        1996          1995          1994        1996      1995    1994*
                    ------------- ------------- ------------- --------- --------- -------
Increase
 (Decrease) in Net
 Assets
 From operations:
 Net investment
  income..........  $ 39,554,898  $ 29,296,718  $ 12,721,848  $  9,995  $  2,598  $   24
 Net realized
  gains (losses)..     3,870,923     2,658,955     2,204,918      (922)      945     --
 Net unrealized
  appreciation
  (depreciation)
  during the year.   (11,548,110)   30,787,175   (18,206,145)   (1,542)    1,166     (27)
                    ------------- ------------- ------------- --------- --------- -------
 Net increase
  (decrease) in
  net assets
  resulting from
  operations......    31,877,711    62,742,848    (3,279,379)    7,531     4,709      (3)
 From policyholder
  transactions:
 Net premiums from
  policyholders...    40,512,423    38,619,260    39,071,265   328,192    94,623   6,405
 Net benefits to
  policyholders...   (52,043,620)  (47,824,820)  (51,322,737)  (90,988)  (21,753)     (5)
 Net increase in
  policy loans....     4,766,548     5,387,424     2,529,492       --        --      --
                    ------------- ------------- ------------- --------- --------- -------
 Net increase
  (decrease) in
  net assets from
  policyholder
  transactions....    (6,764,649)   (3,818,136)   (9,721,980)  237,204    72,870   6,400
                    ------------- ------------- ------------- --------- --------- -------
  Net increase
   (decrease) in
   net assets.....    25,113,062    58,924,712   (13,001,359)  244,735    77,579   6,397
 Net Assets at
  beginning of
  year............   337,309,764   278,385,052   291,386,411    83,976     6,397     --
                    ------------- ------------- ------------- --------- --------- -------
 Net Assets at end
  of year.........  $362,422,826  $337,309,764  $278,385,052  $328,711  $ 83,976  $6,397
                    ============= ============= ============= ========= ========= =======

*  From May 1, 1994 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                               Frontier
                         Small Cap   International                             Turner Core     Edinburgh       Capital
                           Value     Opportunities Equity Index Strategic Bond   Growth      International   Appreciation
                         Subaccount   Subaccount    Subaccount    Subaccount   Subaccount  Equity Subaccount  Subaccount
                         ----------  ------------- ------------ -------------- ----------- ----------------- ------------
                           1996*         1996*        1996*         1996*         1996*          1996*          1996*
                         ----------  ------------- ------------ -------------- ----------- ----------------- ------------
Increase (Decrease) in
 Net Assets
 From operations:
 Net investment income
  (loss)...............  $  21,315    $    2,927     $  7,272      $ 27,247     $    384       $    133        $   (112)
 Net realized gains
  (losses).............        891           304        3,982         1,518         (238)        (1,091)         (1,199)
 Net unrealized
  appreciation
  (depreciation) during
  the year.............     49,892        57,387       13,544         6,688          456           (345)          2,105
                         ---------    ----------     --------      --------     --------       --------        --------
 Net increase
  (decrease) in net
  assets resulting from
  operations...........     72,098        60,618       24,798        35,453          602        (1,303)             794
 From policyholder
  transactions:
 Net premiums from
  policyholders........    925,601     1,364,628      350,310       718,958       26,825         68,170          58,477
 Net benefits to
  policyholders........   (105,966)     (118,737)     (31,362)      (76,965)     (14,937)       (22,411)        (16,094)
 Net increase
  (decrease) in policy
  loans................        --            --           --            --           --             --              --
                         ---------    ----------     --------      --------     --------       --------        --------
 Net increase in net
  assets from
  policyholder
  transactions.........    819,635     1,245,891      318,948       641,993       11,888         45,759          42,383
                         ---------    ----------     --------      --------     --------       --------        --------
  Net increase in net
   assets..............    891,733     1,306,509      343,746       677,446       12,490         44,456          43,177
Net Assets at beginning
 of year...............        --            --           --            --           --             --              --
                         ---------    ----------     --------      --------     --------       --------        --------
Net Assets at end of
 year..................  $ 891,733    $1,306,509     $343,746      $677,446     $ 12,490       $ 44,456        $ 43,177
                         =========    ==========     ========      ========     ========       ========        ========

*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996

NOTE 1--ORGANIZATION

John Hancock Variable Life Account U (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-one subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed and made available to policyholders. The twenty-one Portfolios of the Fund and of M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunites, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Suabaccounts. Each Portfolio has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of asssets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of fund shares are determined on the basis of identified cost.

Federal Income Taxes: The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

Expenses: JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at an annual rate of
 .50% of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account and an administrative charge, at an annual rate of .75%, is charged to the Account on a daily basis for policy loans.

JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account. With respect to the single premium policy, during the first nine years after policy issue, JHVLICO assesses a contingent deferred sales charge at varying levels in the event of early surrender of the variable life insurance policy.

Policy Loans: Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyowner indebtedness) and compounded daily.


NOTE 3--TRANSACTIONS WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

NOTE 4--DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1996, are as follows:

               Portfolio                 Shares Owned     Cost        Value
               ---------                 ------------     ----        -----
Large Cap Growth........................   3,763,308  $ 57,762,003 $ 65,826,786
Sovereign Bond..........................  22,181,035   211,556,712  216,724,318
International Equities..................     931,429    14,580,491   15,676,880
Small Cap Growth........................     121,181     1,227,869    1,203,845
International Balanced..................      20,911       213,697      217,329
Mid Cap Growth..........................      55,491       571,150      567,251
Large Cap Value.........................     263,683       738,803    2,924,101
Money Market............................   5,080,155    50,801,546   50,801,546
Mid Cap Value...........................      31,654       335,995      359,228
Special Opportunities...................     417,635     6,159,564    6,900,122
Real Estate Equity......................     673,843     7,988,690    9,861,910
Growth & Income.........................  42,609,332   517,230,305  624,414,237
Managed.................................  22,479,957   273,052,564  300,159,311
Short-Term U.S. Government..............      32,717       329,114      328,711
Small Cap Value.........................      83,106       841,840      891,733
International Opportunities.............     123,289     1,249,122    1,306,509
Equity Index............................      30,976       330,202      343,746
Strategic Bond..........................      66,689       670,758      677,446
Turner Core Growth......................       1,077        12,034       12,490
Edinburgh International Equity..........       4,500        44,801       44,456
Frontier Capital Appreciation...........       3,449        41,073       43,177

JOHN HANCOCK VARIABLE LIFE ACCOUNT U

NOTE 4--DETAILS OF INVESTMENTS--CONTINUED

Purchases, including reinvestment of dividend distributions and proceeds from the sales of shares in the Portfolios of the Fund and of M Fund during 1996, were as follows:

                       Portfolio                         Purchases     Sales
                       ---------                         ---------     -----
Large Cap Growth....................................... $20,381,233 $ 1,953,846
Sovereign Bond.........................................  24,860,291  13,011,482
International Equities.................................   5,571,003   1,244,347
Small Cap Growth.......................................   1,337,858     107,942
International Balanced.................................     216,981       3,349
Mid Cap Growth.........................................     616,784      46,929
Large Cap Value........................................   3,116,439     401,027
Money Market...........................................  11,059,956   8,498,091
Mid Cap Value..........................................     344,956      10,060
Special Opportunities..................................   4,859,191     409,716
Real Estate Equity.....................................   2,354,165     607,463
Growth & Income........................................  98,572,585  41,588,875
Managed................................................  43,447,544  15,641,073
Short-Term U.S. Government.............................     346,257      99,058
Small Cap Value........................................     954,995     114,046
International Opportunities............................   1,376,296     127,478
Equity Index...........................................     366,782      40,562
Strategic Bond.........................................     755,947      86,707
Turner Core Growth.....................................      25,144      12,872
Edinburgh International Equity.........................      68,089      22,197
Frontier Capital Appreciation..........................      55,645      13,373

            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders

John Hancock Variable Life Account U

 of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account U (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity and Frontier Capital Appreciation Subaccounts) as of December 31, 1996, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account U at December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                         Ernst & Young LLP

Boston, Massachusetts

February 7, 1997

            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors

John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 7, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, the Company's financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. As described in Note 1, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                         Ernst & Young LLP

Boston, Massachusetts

February 14, 1997

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                               December 31
                                                            ------------------
                                                              1996      1995
                                                              ----      ----
                                                              (In millions)
Assets
Bonds--Note 7.............................................. $  753.5  $  552.8
Preferred stocks...........................................      9.6       5.0
Common stocks..............................................      1.4       1.7
Investment in affiliates...................................     72.0      65.3
Mortgage loans on real estate--Note 7......................    212.1     146.7
Real estate................................................     38.8      36.4
Policy loans...............................................     80.8      61.8
Cash items:
  Cash in banks............................................     26.7      11.6
  Temporary cash investments...............................      5.2      65.0
                                                            --------  --------
                                                                31.9      76.6
Premiums due and deferred..................................     36.8      39.6
Investment income due and accrued..........................     22.6      18.6
Other general account assets...............................     17.8      20.8
Assets held in separate accounts...........................  3,290.5   2,421.0
                                                            --------  --------
TOTAL ASSETS............................................... $4,567.8  $3,446.3
                                                            ========  ========
Obligations and Stockholder's Equity
OBLIGATIONS
  Policy reserves.......................................... $  877.8  $  612.3
  Federal income and other taxes payable--Note 1...........     29.4      14.2
  Other accrued expenses...................................     75.1     138.7
  Asset valuation reserve--Note 1..........................     16.6      15.4
  Obligations related to separate accounts.................  3,285.8   2,417.0
                                                            --------  --------
TOTAL OBLIGATIONS..........................................  4,284.7   3,197.6
Stockholder's Equity--Notes 2 and 6
  Common Stock, $50 par value; authorized 50,000 shares;
   issued and
   outstanding 50,000 shares...............................      2.5       2.5
  Paid-in capital..........................................    377.5     377.5
Unassigned deficit.........................................    (96.9)   (131.3)
                                                            --------  --------
TOTAL STOCKHOLDER'S EQUITY.................................    283.1     248.7
                                                            --------  --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY................. $4,567.8  $3,446.3
                                                            ========  ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                       Year ended December 31
                                                       ------------------------
                                                          1996         1995
                                                          ----         ----
                                                           (In millions)
Income
  Premiums............................................ $     820.6  $    570.9
  Net investment income--Note 4.......................        76.1        62.1
  Other, net..........................................       406.0        85.7
                                                       -----------  ----------
                                                           1,302.7       718.7
Benefits and Expenses
  Payments to policyholders and beneficiaries.........       236.1       213.4
  Additions to reserves to provide for future payments
   to policyholders and beneficiaries.................       790.1       282.4
  Expenses of providing service to policyholders and
   obtaining new insurance--Note 6....................       183.8       150.7
  State and miscellaneous taxes.......................        17.3        12.7
                                                       -----------  ----------
                                                           1,227.3       659.2
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
     AND NET REALIZED CAPITAL GAINS (LOSSES)..........        75.4        59.5
Federal income taxes--Note 1..........................        38.6        28.4
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
     GAINS (LOSSES)...................................        36.8        31.1
Net realized capital gains (losses)--Note 5...........        (1.5)        0.5
                                                       -----------  ----------
    NET INCOME........................................        35.3        31.6
Unassigned deficit at beginning of year...............      (131.3)     (162.1)
Net unrealized capital gains (losses) and other
 adjustments--Note 5..................................         2.5        (3.0)
Other reserves and adjustments........................        (3.4)        2.2
                                                       -----------  ----------
    UNASSIGNED DEFICIT AT END OF YEAR................. $     (96.9) $   (131.3)
                                                       ===========  ==========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                      ----------------------
                                                         1996         1995
                                                         ----         ----
                                                           (In millions)
Cash flows from operating activities:
  Insurance premiums................................. $     824.2  $     574.0
  Net investment income..............................        73.4         59.2
  Benefits to policyholders and beneficiaries........      (212.7)      (198.3)
  Dividends paid to policyholders....................       (15.7)       (13.2)
  Insurance expenses and taxes.......................      (196.6)      (161.5)
  Net transfers to separate accounts.................      (524.2)      (257.4)
  Other, net.........................................       386.7         55.1
                                                      -----------  -----------
      NET CASH PROVIDED FROM OPERATIONS..............       335.1         57.9
                                                      -----------  -----------
Cash flows used in investing activities:
  Bond purchases.....................................      (489.9)      (172.5)
  Bond sales.........................................       228.3         18.9
  Bond maturities and scheduled redemptions..........        27.8         36.0
  Bond prepayments...................................        31.9         20.6
  Stock purchases....................................        (6.5)        (1.7)
  Proceeds from stock sales..........................         0.4          1.4
  Real estate purchases..............................       (10.5)       (16.2)
  Real estate sales..................................         8.5          9.3
  Other invested assets purchases....................         0.0         (0.4)
  Proceeds from the sale of other invested assets....         1.5          0.3
  Mortgage loans issued..............................       (84.4)       (19.8)
  Mortgage loan repayments...........................        17.7         21.1
  Other, net.........................................      (104.6)        45.7
                                                      -----------  -----------
      NET CASH USED IN INVESTING ACTIVITIES..........      (379.8)       (57.3)
                                                      -----------  -----------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH IN-
 VESTMENTS...........................................       (44.7)         0.6
Cash and temporary cash investments at beginning of
 year................................................        76.6         76.0
                                                      -----------  -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR... $      31.9  $      76.6
                                                      ===========  ===========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP). The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for stock life insurance companies wholly-owned by a mutual life insurance company. Pursuant to Financial Accounting Standards Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended, which is effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; and (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1999 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit cannot be determined at this time and could be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.2 million in 1996 and $0.5 million in 1995.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities,

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1996, the IMR, net of 1996 amortization of $1.2 million, amounted to $5.9 million, which is included in policy reserves. The corresponding 1995 amounts were $1.2 million and $6.9 million, respectively.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the summary of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Values of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1996. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 and 1996.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $33.5 million in 1996 and $32.2 million in 1995.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

No provision is generally recognized for temporary differences that may exist between financial reporting and taxable income or loss.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassifications: Certain 1995 amounts have been reclassified to permit comparison with the corresponding 1996 amounts.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2--CAPITALIZATION

In prior years, the Company received capital contributions from John Hancock, with a portion of the contributed capital being credited to common stock, although no additional shares were issued. This practice, which is acceptable to statutory authorities, has the effect of stating the carrying value of issued shares of common stock at amounts other than $50 per share par value with the offset reflected in paid-in capital.

At December 31, 1994, the Company had 50,000 shares authorized with 20,000 shares issued and outstanding. On February 16, 1995, the Company issued the remaining 30,000 shares to John Hancock and transferred $22.5 million from common stock to paid-in capital. The par value per share is $50.

NOTE 3--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1996 and 1995. Unamortized goodwill at December 31, 1996 was $15.2 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                    1996   1995
                                                                    ----   ----
                                                                   (In millions)
Investment expenses............................................... $  7.0 $  5.1
Depreciation expense..............................................    0.9    1.0
Investment taxes..................................................    0.5    0.5
                                                                   ------ ------
                                                                   $  8.4 $  6.6
                                                                   ====== ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from asset sales............................. $ (0.2) $  4.0
Capital gains tax...............................................   (1.0)   (2.5)
Net capital gains transferred to IMR............................   (0.3)   (1.0)
                                                                 ------  ------
  Realized Capital Gains (Losses)............................... $ (1.5) $  0.5
                                                                 ======  ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from changes in security values and book
 value adjustments.............................................. $  3.7  $ (0.2)
Increase in asset valuation reserve.............................   (1.2)   (2.8)
                                                                 ------  ------
  Net Unrealized Capital Gains (Losses) and Other Adjustments... $  2.5  $ (3.0)
                                                                 ======  ======

NOTE 6--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1996 and 1995 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $111.7 million and $97.9 million in 1996 and 1995, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $1.6 million and $1.8 million in 1996 and 1995, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

Effective January 1, 1994, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1996, 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.5 million and $32.7 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $15.7 million and $20.3 million in 1996 and 1995, respectively.

Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 and 1996 issues of retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, John Hancock transferred $23.2 million of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium to the Company, which increased the Company's net gain from operations by $15.1 million in 1996.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1996          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 44.4     $ 0.2       $0.2    $ 44.4
Obligations of states and political
 subdivisions...........................     12.6       0.4        0.0      13.0
Debt securities issued by foreign
 governments............................      0.8       0.1        0.0       0.9
Corporate securities....................    623.2      29.8        3.4     649.6
Mortgage-backed securities..............     72.5      10.2        0.1      82.6
                                           ------     -----       ----    ------
  Total bonds...........................   $753.5     $40.7       $3.7    $790.5
                                           ======     =====       ====    ======
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      Year ended December 31, 1995          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 89.0     $ 0.5       $0.0    $ 89.5
Obligations of states and political
 subdivisions...........................     11.4       1.1        0.0      12.5
Debt securities issued by foreign
 governments............................      1.3       0.2        0.0       1.5
Corporate securities....................    445.6      44.1        1.6     488.1
Mortgage-backed securities..............      5.5       0.3        0.1       5.7
                                           ------     -----       ----    ------
Total bonds.............................   $552.8     $46.2       $1.7    $597.3
                                           ======     =====       ====    ======

The statement value and fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                               Statement  Fair
                                                                 Value   Value
                                                               --------- -----
                                                                (In millions)
Due in one year or less.......................................  $ 51.6   $ 52.9
Due after one year through five years.........................   260.8    267.7
Due after five years through ten years........................   244.3    253.7
Due after ten years...........................................   124.3    133.6
                                                                ------   ------
                                                                 681.0    707.9
Mortgage-backed securities....................................    72.5     82.6
                                                                ------   ------
                                                                $753.5   $790.5
                                                                ======   ======

               JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS--CONTINUED

Proceeds from sales of bonds during 1996 and 1995 were $228.3 million and $18.9 million, respectively. Gross gains of $1.3 million in 1996 and $0.2 million in 1995 and gross losses of $2.1 million in 1996 and $0.1 million in 1995 were realized on these transactions.

The cost of common stocks was $0.0 million and $0.1 million at December 31, 1996 and 1995, respectively. Gross unrealized appreciation on common stocks totaled $1.4 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1996. The fair value of preferred stock totaled $9.6 million at December 31, 1996 and $5.2 million at December 31, 1995.

Bonds with amortized cost of $11.3 million were nonincome producing for the twelve months ended December 31, 1996.

At December 31, 1996, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                           Statement
     Property Type           Value
     -------------         ---------
                         (In millions)
Apartments..............    $ 96.0
Industrial..............      35.0
Office buildings........      11.3
Retail..................      29.0
Agricultural............      28.9
Other...................      11.9
                            ------
                            $212.1
                            ======

       Geographic          Statement
     Concentration           Value
     -------------         ---------
                         (In millions)
East North Central......    $ 31.1
Middle Atlantic.........      11.5
Mountain................       7.6
New England.............      27.6
Pacific.................      49.9
South Atlantic..........      58.8
West South Central......      25.6
                            ------
                            $212.1
                            ======

At December 31, 1996, the fair values of the commercial and agricultural mortgage loans portfolios were $189.0 million and $30.4 million, respectively. The corresponding amounts as of December 31, 1995 were approximately $132.1 million and $22.2 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1996 were 8.69% and 7.04% for agricultural loans and 8.5% and 7.2% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

               JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively. The corresponding amounts in 1995 were $72.4 million, $8.7 million, and $12.1 million, respectively.

To the extent that an assuming reinsurance company is unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2006. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2006.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not in the future cash requirements, as the Company intends to close the open positions prior to settlement.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                   December 31
                                                                  -------------
                                                                   1996   1995
                                                                   ----   ----
                                                                  (In millions)
Futures contracts to sell securities............................  $  73.0 $ 0.0
                                                                  ======= =====
Notional amount of interest rate swaps, currency rate swaps, and interest rate caps to:
  Receive variable rates........................................  $ 215.9 $ 0.0
                                                                  ======= =====
  Receive fixed rates...........................................  $  26.6 $ 5.0
                                                                  ======= =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. The Company believes the risk of incurring losses due to the nonperformance by its counterparties is remote and that any such losses would be immaterial.

Based on the market rates in effect at December 31, 1996, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $2.3 million, $(8.2) million and $(2.0) million, respectively. The corresponding amounts as of December 31, 1995 were $0.0 million.

NOTE 10--POLICYHOLDERS' RESERVES AND BENEFICIARIES' FUND

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal and subject to discretionary withdrawal (without adjustment) are summarized as follows:

                                                      December 31, 1996 Percent
                                                      ----------------- -------
                                                        (In millions)
Subject to discretionary withdrawal at book value
 less surrender charge...............................      $441.9         89.3%
Subject to discretionary withdrawal at book value
 (without adjustment)................................        53.0         10.7
                                                           ------        -----
Total annuity reserves and deposit liabilities.......      $494.9        100.0%
                                                           ======        =====

NOTE 11--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and real estate and issue real estate mortgages totalling $42.1 million, $0.1 million, and $33.5 million, respectively, at December 31, 1996. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The fair value of the commitments described above is $76.2 million at December 31, 1996. The majority of these commitments expire in 1997.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1996. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position of the Company.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   Year ended December 31
                                               --------------------------------
                                                    1996             1995
                                               ---------------  ---------------
                                               Carrying  Fair   Carrying  Fair
                                                Amount  Value    Amount  Value
                                               -------- ------  -------- ------
                                                        (In millions)
Assets
  Bonds--Note 7...............................  $753.5  $790.5   $552.8  $597.3
  Preferred stocks--Note 7....................     9.6     9.6      5.0     5.2
  Common stocks--Note 7.......................     1.4     1.4      1.7     1.7
  Mortgage loans on real estate--Note 7.......   212.1   219.4    146.7   154.3
  Policy loans--Note 1........................    80.8    80.8     61.8    61.8
  Cash and cash equivalents--Note 1...........    31.9    31.9     76.6    76.6
Derivatives liabilities relating to:--Note 9
  Interest rate swaps.........................     --      2.3      --      0.0
  Currency rate swaps.........................     --     (8.2)     --      0.0
  Interest rate caps..........................     --     (2.0)     --      0.0
Liabilities
  Commitments--Note 11........................     --     76.2      --     23.8

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

    Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

    Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

    Option 2B--Income for a Fixed Period, with each payment as declared.

    Option 3--Life Income with Payments for a Guaranteed Period.

    Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

    Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as an Accidental Death Benefit, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if the insured dies and there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the insured was the Owner, the Owner's estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of the insured has been misstated, JHVLICO will adjust the benefits payable to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted from Account Value.

  SUICIDE. If the insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If the suicide is within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, or the payment of any premium requiring evidence of insurability, the death benefit will not include the increased benefit but will include the excess premium.

  AGE, POLICY ANNIVERSARIES AND MONTHLY PROCESSING DATE. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue. The monthly processing date is on or about the first Valuation Date in each Policy month.

  AVIATION ACTIVITY EXCLUSION. If the insured dies in an aviation accident while a crew member on other than a commercial aircraft and the Policy provides at the request of the Owner for a limited benefit in such situation, JHVLICO will pay in place of all other benefits an amount equal to the greater of the premium paid or the Surrender Value, less any Indebtedness.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the lifetime of the insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement.

           APPENDIX--ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, Account Value and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for an identified issue age, Planned Premium schedule and Sum Insured and shows how the death benefit, Account Value and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the values set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for each of the three available death benefit options. The values for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued under circumstances in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit, Account Value and Surrender Value are as of the end of each Policy year. The tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges (including JHVLICO's intended waiver after ten Policy years of the sales charges deducted from certain premiums and its intended reduction in the tenth Policy year in the insurance charge deducted monthly from Account Value) will apply in each year illustrated. The tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of .58%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Fund (equivalent to an effective annual rate of .18%). For a description of expenses charged to the Portfolios, including the reimbursement of any Portfolio for annual non-advisory operating expenses in excess of an effective annual rate of .25%, a continuing obligation of the Fund's investment adviser, see the attached Prospectus for the Fund. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Account for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Death Benefit feature was in effect the first 5 Policy years.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

DEATH BENEFIT OPTION 1: --LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE: $100,000
$760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  ---------  ---------- ---------  ---------  ----------  ---------  ---------  ----------
   1           798       100,000    100,000     100,000       238         265         292         0           0           0
   2         1,636       100,000    100,000     100,000       696         772         852         0          29         109
   3         2,516       100,000    100,000     100,000     1,133       1,288       1,456        40         195         363
   4         3,439       100,000    100,000     100,000     1,551       1,813       2,109       458         720       1,016
   5         4,409       100,000    100,000     100,000     1,949       2,348       2,816       856       1,256       1,723
   6         5,428       100,000    100,000     100,000     2,327       2,894       3,583     1,235       1,801       2,491
   7         6,497       100,000    100,000     100,000     2,688       3,451       4,418     1,595       2,358       3,325
   8         7,620       100,000    100,000     100,000     3,029       4,019       5,327     2,135       3,125       4,433
   9         8,799       100,000    100,000     100,000     3,352       4,600       6,319     2,657       3,905       5,624
  10        10,037       100,000    100,000     100,000     3,665       5,206       7,418     3,369       4,910       7,122
  11        11,337       100,000    100,000     100,000     3,991       5,860       8,658     3,794       5,663       8,461
  12        12,702       100,000    100,000     100,000     4,300       6,533      10,021     4,202       6,435       9,922
  13        14,135       100,000    100,000     100,000     4,594       7,228      11,523     4,594       7,228      11,523
  14        15,640       100,000    100,000     100,000     4,874       7,948      13,182     4,874       7,948      13,182
  15        17,220       100,000    100,000     100,000     5,145       8,698      15,019     5,145       8,698      15,019
  16        18,879       100,000    100,000     100,000     5,412       9,486      17,061     5,412       9,486      17,061
  17        20,621       100,000    100,000     100,000     5,618      10,257      19,277     5,618      10,257      19,277
  18        22,450       100,000    100,000     100,000     5,784      11,032      21,710     5,784      11,032      21,710
  19        24,370       100,000    100,000     100,000     5,908      11,809      24,383     5,908      11,809      24,383
  20        26,387       100,000    100,000     100,000     5,988      12,586      27,326     5,988      12,586      27,326
  25        38,086       100,000    100,000     100,000     5,502      16,295      47,287     5,502      16,295      47,287
  30        53,018       100,000    100,000     100,000     2,914      19,144      81,057     2,914      19,144      81,057
  35        72,076           * *    100,000     159,094       * *      19,728     138,343       * *      19,728     138,343
  40        96,398           * *    100,000     244,777       * *      15,119     233,121       * *      15,119     233,121
  45       127,441           * *        * *     410,742       * *         * *     391,183       * *         * *     391,183

--------
(*) If premiums are paid more frequently than annually, the above values shown would be affected.
(**) Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM
CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE: $100,000
$760 BASE POLICY TARGET PREMIUM *

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  ---------  ---------- ---------  ---------  ----------  ---------  ---------  ----------
   1           798       100,000    100,000     100,000       191         217         242         0           0           0
   2         1,636       100,000    100,000     100,000       609         680         754         0           0          11
   3         2,516       100,000    100,000     100,000     1,011       1,153       1,308         0          60         215
   4         3,439       100,000    100,000     100,000     1,395       1,635       1,906       302         543         814
   5         4,409       100,000    100,000     100,000     1,759       2,125       2,552       666       1,032       1,459
   6         5,428       100,000    100,000     100,000     2,105       2,622       3,251     1,012       1,529       2,158
   7         6,497       100,000    100,000     100,000     2,427       3,123       4,003     1,335       2,030       2,911
   8         7,620       100,000    100,000     100,000     2,729       3,629       4,817     1,835       2,735       3,923
   9         8,799       100,000    100,000     100,000     3,005       4,137       5,693     2,310       3,442       4,998
  10        10,037       100,000    100,000     100,000     3,258       4,649       6,642     2,962       4,352       6,345
  11        11,337       100,000    100,000     100,000     3,484       5,159       7,665     3,286       4,961       7,467
  12        12,702       100,000    100,000     100,000     3,680       5,666       8,769     3,581       5,567       8,671
  13        14,135       100,000    100,000     100,000     3,846       6,169       9,963     3,846       6,169       9,963
  14        15,640       100,000    100,000     100,000     3,981       6,666      11,253     3,981       6,666      11,253
  15        17,220       100,000    100,000     100,000     4,082       7,153      12,649     4,082       7,153      12,649
  16        18,879       100,000    100,000     100,000     4,145       7,628      14,159     4,145       7,628      14,159
  17        20,621       100,000    100,000     100,000     4,166       8,084      15,790     4,166       8,084      15,790
  18        22,450       100,000    100,000     100,000     4,139       8,514      17,553     4,139       8,514      17,553
  19        24,370       100,000    100,000     100,000     4,057       8,912      19,457     4,057       8,912      19,457
  20        26,387       100,000    100,000     100,000     3,913       9,268      21,511     3,913       9,268      21,511
  25        38,086       100,000    100,000     100,000     2,031      10,111      34,622     2,031      10,111      34,622
  30        53,018            **    100,000     100,000        **       8,080      54,720        **       8,080      54,720
  35        72,076            **         **     101,028        **          **      87,850        **          **      87,850
  40        96,398            **         **     150,380        **          **     143,219        **          **     143,219
  45       127,441            **         **     243,615        **          **     232,014        **          **     232,014

--------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 5% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE: $100,000
$760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  ---------  ---------- ---------  ---------  ----------  ---------  ---------  ----------
   1           798       100,237    100,264     100,291       237         264         291         0           0           0
   2         1,636       100,694    100,770     100,850       694         770         850         0          26         106
   3         2,516       101,129    101,283     101,450     1,129       1,283       1,450        36         190         357
   4         3,439       101,543    101,804     102,099     1,543       1,804       2,099       451         712       1,006
   5         4,409       101,937    102,334     102,799     1,937       2,334       2,799       845       1,241       1,706
   6         5,428       102,310    102,872     103,556     2,310       2,872       3,556     1,218       1,779       2,463
   7         6,497       102,664    103,419     104,377     2,664       3,419       4,377     1,571       2,326       3,284
   8         7,620       102,998    103,976     105,267     2,998       3,976       5,267     2,104       3,082       4,373
   9         8,799       103,311    104,542     106,235     3,311       4,542       6,235     2,616       3,847       5,540
  10        10,037       103,614    105,130     107,304     3,614       5,130       7,304     3,318       4,833       7,008
  11        11,337       103,928    105,762     108,505     3,928       5,762       8,505     3,731       5,564       8,308
  12        12,702       104,224    106,409     109,820     4,224       6,409       9,820     4,125       6,311       9,721
  13        14,135       104,503    107,074     111,261     4,503       7,074      11,261     4,503       7,074      11,261
  14        15,640       104,767    107,758     112,846     4,767       7,758      12,846     4,767       7,758      12,846
  15        17,220       105,020    108,468     114,594     5,020       8,468      14,594     5,020       8,468      14,594
  16        18,879       105,269    109,211     116,529     5,269       9,211      16,529     5,269       9,211      16,529
  17        20,621       105,452    109,925     118,608     5,452       9,925      18,608     5,452       9,925      18,608
  18        22,450       105,593    110,633     120,868     5,593      10,633      20,868     5,593      10,633      20,868
  19        24,370       105,687    111,329     123,326     5,687      11,329      23,326     5,687      11,329      23,326
  20        26,387       105,735    112,012     126,003     5,735      12,012      26,003     5,735      12,012      26,003
  25        38,086       105,037    114,947     143,324     5,037      14,947      43,324     5,037      14,947      43,324
  30        53,018       102,201    116,210     169,602     2,201      16,210      69,602     2,201      16,210      69,602
  35        72,076           * *    113,852     209,213       * *      13,852     109,213       * *      13,852     109,213
  40        96,398           * *    104,530     268,474       * *       4,530     168,474       * *       4,530     168,474
  45       127,441           * *        * *     355,772       * *         * *     255,772       * *         * *     255,772

--------
* If premiums are paid more frequently than annually, the above values shown above would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE:
$100,000 $760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                       Surrender Value
                       -------------------------------- ----------------------------------   ----------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross          Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:         Annual Investment Return of:
Policy  At 5% Interest -------------------------------- ----------------------------------   ----------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross    6% Gross    12% Gross    0% Gross    6% Gross    12% Gross
------  -------------- ---------  --------   ---------  --------    --------    ---------    --------    --------    ---------
   1           798       100,191    100,216     100,242        191         216          242           0           0            0
   2         1,636       100,608    100,678     100,752        608         678          752           0           0            9
   3         2,516       101,007    101,149     101,302      1,007       1,149        1,302           0          56          210
   4         3,439       101,388    101,627     101,896      1,388       1,627        1,896         295         534          804
   5         4,409       101,748    102,111     102,536      1,748       2,111        2,536         655       1,018        1,443
   6         5,428       102,088    102,601     103,224      2,088       2,601        3,224         996       1,508        2,132
   7         6,497       102,405    103,093     103,964      2,405       3,093        3,964       1,313       2,001        2,871
   8         7,620       102,699    103,588     104,760      2,699       3,588        4,760       1,805       2,694        3,866
   9         8,799       102,967    104,082     105,614      2,967       4,082        5,614       2,272       3,387        4,919
  10        10,037       103,210    104,577     106,534      3,210       4,577        6,534       2,914       4,280        6,237
  11        11,337       103,424    105,066     107,520      3,424       5,066        7,520       3,227       4,868        7,322
  12        12,702       103,608    105,548     108,577      3,608       5,548        8,577       3,509       5,449        8,478
  13        14,135       103,760    106,022     109,712      3,760       6,022        9,712       3,760       6,022        9,712
  14        15,640       103,878    106,483     110,928      3,878       6,483       10,928       3,878       6,483       10,928
  15        17,220       103,960    106,929     112,232      3,960       6,929       12,232       3,960       6,929       12,232
  16        18,879       104,004    107,356     113,629      4,004       7,356       13,629       4,004       7,356       13,629
  17        20,621       104,004    107,755     115,121      4,004       7,755       15,121       4,004       7,755       15,121
  18        22,450       103,953    108,119     116,710      3,953       8,119       16,710       3,953       8,119       16,710
  19        24,370       103,847    108,441     118,402      3,847       8,441       18,402       3,847       8,441       18,402
  20        26,387       103,676    108,708     120,194      3,676       8,708       20,194       3,676       8,708       20,194
  25        38,086       101,656    108,883     130,792      1,656       8,883       30,792       1,656       8,883       30,792
  30        53,018           * *    105,728     144,120        * *       5,728       44,120         * *       5,728       44,120
  35        72,076           * *        * *     159,012        * *         * *       59,012         * *         * *       59,012
  40        96,398           * *        * *     171,950        * *         * *       71,950         * *         * *       71,950
  45       127,441           * *        * *     173,762        * *         * *       73,762         * *         * *       73,762

--------
* If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE:
$100,000 $760 BASE POLICY TARGET PREMIUM  *

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- ---------  --------   ---------  --------   --------   ---------   --------   --------   ---------
   1           798       100,000    100,000     100,000       238         265         292         0           0           0
   2         1,636       100,000    100,000     100,000       696         772         852         0          29         109
   3         2,516       100,000    100,000     100,000     1,133       1,288       1,456        40         195         363
   4         3,439       100,000    100,000     100,000     1,551       1,813       2,109       458         720       1,016
   5         4,409       100,000    100,000     100,000     1,949       2,348       2,816       856       1,256       1,723
   6         5,428       100,000    100,000     100,000     2,327       2,894       3,583     1,235       1,801       2,491
   7         6,497       100,000    100,000     100,000     2,688       3,451       4,418     1,595       2,358       3,325
   8         7,620       100,000    100,000     100,000     3,029       4,019       5,327     2,135       3,125       4,433
   9         8,799       100,000    100,000     100,000     3,352       4,600       6,319     2,657       3,905       5,624
  10        10,037       100,000    100,000     100,000     3,665       5,206       7,418     3,369       4,910       7,122
  11        11,337       100,000    100,000     100,000     3,991       5,860       8,658     3,794       5,663       8,461
  12        12,702       100,000    100,000     100,000     4,300       6,533      10,021     4,202       6,435       9,922
  13        14,135       100,000    100,000     100,000     4,594       7,228      11,523     4,594       7,228      11,523
  14        15,640       100,000    100,000     100,000     4,874       7,948      13,182     4,874       7,948      13,182
  15        17,220       100,000    100,000     100,000     5,145       8,698      15,019     5,145       8,698      15,019
  16        18,879       100,000    100,000     100,000     5,412       9,486      17,061     5,412       9,486      17,061
  17        20,621       100,000    100,000     100,000     5,618      10,257      19,277     5,618      10,257      19,277
  18        22,450       100,000    100,000     100,000     5,784      11,032      21,710     5,784      11,032      21,710
  19        24,370       100,000    100,000     100,000     5,908      11,809      24,383     5,908      11,809      24,383
  20        26,387       100,000    100,000     100,000     5,988      12,586      27,326     5,988      12,586      27,326
  25        38,086       100,000    100,000     100,000     5,502      16,295      47,287     5,502      16,295      47,287
  30        53,018       100,000    100,000     135,951     2,914      19,144      79,877     2,914      19,144      79,877
  35        72,076           * *    100,000     198,133       * *      19,728     130,902       * *      19,728     130,902
  40        96,398           * *    100,000     287,180       * *      15,119     209,804       * *      15,119     209,804
  45       127,441           * *        * *     416,587       * *         * *     329,943       * *         * *     329,943

--------
* If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.
  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE:
$100,000 $760 BASE POLICY TARGET PREMIUM*

                               Death Benefit                    Account Value                    Surrender Value
                       -------------------------------- --------------------------------  --------------------------------
           Premiums     Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of   Accumulated    Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy  At 5% Interest -------------------------------- --------------------------------  --------------------------------
 Year      Per Year    0% Gross   6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------  -------------- --------   --------   ---------  --------   --------   ---------   --------   --------   ---------
   1           798       100,000    100,000     100,000       191         217         242         0           0           0
   2         1,636       100,000    100,000     100,000       609         680         754         0           0          11
   3         2,516       100,000    100,000     100,000     1,011       1,153       1,308         0          60         215
   4         3,439       100,000    100,000     100,000     1,395       1,635       1,906       302         543         814
   5         4,409       100,000    100,000     100,000     1,759       2,125       2,552       666       1,032       1,459
   6         5,428       100,000    100,000     100,000     2,105       2,622       3,251     1,012       1,529       2,158
   7         6,497       100,000    100,000     100,000     2,427       3,123       4,003     1,335       2,030       2,911
   8         7,620       100,000    100,000     100,000     2,729       3,629       4,817     1,835       2,735       3,923
   9         8,799       100,000    100,000     100,000     3,005       4,137       5,693     2,310       3,442       4,998
  10        10,037       100,000    100,000     100,000     3,258       4,649       6,642     2,962       4,352       6,345
  11        11,337       100,000    100,000     100,000     3,484       5,159       7,665     3,286       4,961       7,467
  12        12,702       100,000    100,000     100,000     3,680       5,666       8,769     3,581       5,567       8,671
  13        14,135       100,000    100,000     100,000     3,846       6,169       9,963     3,846       6,169       9,963
  14        15,640       100,000    100,000     100,000     3,981       6,666      11,253     3,981       6,666      11,253
  15        17,220       100,000    100,000     100,000     4,082       7,153      12,649     4,082       7,153      12,649
  16        18,879       100,000    100,000     100,000     4,145       7,628      14,159     4,145       7,628      14,159
  17        20,621       100,000    100,000     100,000     4,166       8,084      15,790     4,166       8,084      15,790
  18        22,450       100,000    100,000     100,000     4,139       8,514      17,553     4,139       8,514      17,553
  19        24,370       100,000    100,000     100,000     4,057       8,912      19,457     4,057       8,912      19,457
  20        26,387       100,000    100,000     100,000     3,913       9,268      21,511     3,913       9,268      21,511
  25        38,086       100,000    100,000     100,000     2,031      10,111      34,622     2,031      10,111      34,622
  30        53,018           * *    100,000     100,000       * *       8,080      54,720       * *       8,080      54,720
  35        72,076           * *        * *     129,640       * *         * *      85,650       * *         * *      85,650
  40        96,398           * *        * *     177,555       * *         * *     129,716       * *         * *     129,716
  45       127,441           * *        * *     240,610       * *         * *     190,567       * *         * *     190,567

--------
* If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

  IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             [LOGO OF JOHN HANCOCK WORLDWIDE SPONSOR APPEARS HERE]



        POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117

    S8148 5/97

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus including eighteen sub-accounts consists of 70 pages and the prospectus including twenty-one subaccounts consists of 71 pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

     The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

      (2) Not Applicable.

      (3) (a) Form of Distribution Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

          (c) Schedule of Sales Commissions included in I. A. (3)(a) above.

      (4) Not Applicable.

      (5) Form of flexible premium variable insurance policy included in the initial registration statement on Form S-6 of this account for flexible premium policies, filed March 18, 1994 (File No. 33-76660).

      (6) Certificate of Incorporation and By-Laws of John Hancock Variable Life Insurance Company included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

      (7) Not Applicable.

      (8) Not Applicable.

      (9) Not Applicable.

     (10) Form of application for Policy included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

2. Included as exhibit 1.A (5) above.

3. Opinion and consent of counsel as to securities being registered, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed August 30, 1994.

4. Not Applicable.

5. Not Applicable.

6. Opinion and consent of actuary.

7. Consent of independent auditors.

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for flexible premium policies pursuant to Rule
   6e-3(T)(b)(12)(iii), included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

9. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997. Powers of attorney for Tomlinson, D'Alessandro, Shaw, Luddy, Lee, Reitano, Van Leer and Paster included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

10. Representations, Description and Undertaking pursuant to Rule
    6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940 included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

11. Representation of Counsel pursuant to Rule 485(b).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 17th day of April, 1997.

                                        JOHN HANCOCK VARIABLE LIFE
                                        INSURANCE COMPANY

[SEAL APPEARS HERE]

                                  By       HENRY D. SHAW
                                           ----------------------
                                           Henry D. Shaw
                                            President



Attest:       RONALD J. BOCAGE
              -------------------------
              Ronald J. Bocage
               Vice President and
               Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures              Title                                       Date
----------              -----                                       ----


ROBERT R. REITANO
----------------------
Robert R. Reitano       Director(Principal Financial Officer)     April 16, 1997


PATRICK F. SMITH
----------------------
Patrick F. Smith        Controller (Principal Accounting Officer) April 16, 1997


HENRY D. SHAW
----------------------
Henry D. Shaw           Vice Chairman of the Board
for himself and as      and President(Acting Principal
Attorney-in-Fact        Executive Officer)                        April 17, 1997


      For:  David F. D'Alessandro     Chairman of the Board
            Robert S. Paster          Director
            Thomas J. Lee             Director
            Michele G. Van Leer       Director
            Joseph A. Tomlinson       Director
            Barbara L. Luddy          Director
            Ronald J. Bocage          Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Variable Life Account U, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securitles Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 17th day of April, 1997.



                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                                  (Registrant)

                By John Hancock Variable Life Insurance Company
                                  (Depositor)



[SEAL APPEARS HERE]



                                By         HENRY D. SHAW
                                           -------------
                                           Henry D. Shaw
                                            President



Attest      RONALD J. BOCAGE
            ----------------------
            Ronald J. Bocage
             Vice President and
             Counsel



RAK0113.DOC